FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account A indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares (1)	Invesco V.I. American Franchise Series I Shares (1)
AB International Value Class A Shares (1)	Invesco V.I. American Value Series I Shares (2)
AB Large Cap Growth Class A Shares (1)	Invesco V.I. Comstock Series I Shares (1)
AB Small/Mid Cap Value Class A Shares (1)	Invesco V.I. Core Equity Series I Shares (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	Invesco V.I. EQV International Equity Series I Shares (1)
American Century VP Ultra® Class I Shares (1)	Invesco V.I. Main Street Series II Shares (1)
American Funds - Asset Allocation Class 2 Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
American Funds - Growth Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
American Funds - International Class 2 Shares (1)	MFS® Growth Initial Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	PIMCO Real Return Administrative Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	PIMCO Total Return Administrative Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	Pioneer High Yield VCT Class II Shares (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	Pioneer Real Estate Shares VCT Class II Shares (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)

1

BlackRock Global Allocation V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
BlackRock U.S. Government Bond V.I. Class I Shares (1)	TA Small/Mid Cap Value Service Class (1)
Davis Value (1)	TA T. Rowe Price Small Cap Initial Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA TS&W International Equity Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA WMC US Growth Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Wanger Acorn (1)
Franklin Templeton Foreign Class 2 Shares (1)	Wanger International (1)
Franklin Templeton Growth Class 2 Shares (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statements of operations and changes in net assets for the year ended December 31, 2022 and the period April 30, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

2

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account A since 2014.

3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class A Shares	16,477.766	$460,616	$477,855	$1	$477,856	14,112	$33.752334	$34.338245

AB International Value Class A Shares	4,621.412	61,009	59,847	-	59,847	8,810	6.527459	6.953714

AB Large Cap Growth Class A Shares	110,555.988	6,132,590	6,511,748	(6)	6,511,742	106,026	22.998506	65.111721

AB Small/Mid Cap Value Class A Shares	11,789.043	222,982	195,934	18	195,952	5,889	31.864405	34.272572

AB Sustainable Global Thematic Growth Class A Shares	99,060.862	2,323,720	3,013,431	10	3,013,441	185,020	16.287123	16.287123

American Century VP Ultra® Class I Shares	10,244.592	193,988	198,130	1	198,131	5,037	37.692706	41.282557

American Funds - Asset Allocation Class 2 Shares	19,917.676	431,966	436,396	(8)	436,388	17,086	25.492836	27.419689

American Funds - Growth Class 2 Shares	24,243.574	1,846,372	1,827,965	1	1,827,966	41,032	43.088521	46.345198

American Funds - Growth-Income Class 2 Shares	10,377.778	501,340	513,285	(2)	513,283	15,842	31.187870	33.545384

American Funds - International Class 2 Shares	126,955.701	1,946,956	1,933,535	2	1,933,537	100,530	18.620825	20.028582

American Funds - The Bond Fund of America Class 2 Shares	36,360.795	350,608	337,065	-	337,065	28,499	11.476323	12.343825

BlackRock Advantage Large Cap Core V.I. Class I Shares	798,077.118	18,096,878	13,152,311	11	13,152,322	164,894	34.092017	92.069970

BlackRock Advantage Large Cap Value V.I. Class I Shares	413,895.546	4,076,808	3,803,700	14	3,803,714	109,073	28.359097	35.787096

BlackRock Advantage SMID Cap V.I. Class I Shares	547,753.605	12,940,537	9,848,610	2	9,848,612	102,286	30.189341	102.814673

BlackRock Basic Value V.I. Class I Shares	1,064,312.576	14,584,396	12,505,673	(1)	12,505,672	181,328	26.760051	86.391283

BlackRock Capital Appreciation V.I. Class I Shares	927,351.186	7,755,842	5,582,654	(7)	5,582,647	200,092	21.764066	35.872331

BlackRock Equity Dividend V.I. Class I Shares	96,735.642	1,067,434	981,867	-	981,867	12,477	78.691656	78.691656

BlackRock Global Allocation V.I. Class I Shares	1,025,432.850	17,207,900	15,145,643	(6)	15,145,637	343,097	22.872106	49.183972

BlackRock Government Money Market V.I. Class I Shares	5,784,738.011	5,784,738	5,784,738	(104)	5,784,634	453,505	9.126443	13.126672

BlackRock High Yield V.I. Class I Shares	569,475.354	4,042,807	3,673,116	18,733	3,691,849	107,469	20.113777	44.027421

BlackRock International V.I. Class I Shares	421,431.243	4,523,523	3,603,237	(1)	3,603,236	171,049	16.357077	22.180392

BlackRock Large Cap Focus Growth V.I. Class I Shares	280,657.881	4,486,733	3,555,935	7	3,555,942	114,450	30.795014	37.194521

BlackRock Managed Volatility V.I. Class I Shares	84,533.046	1,089,409	1,185,999	-	1,185,999	42,115	28.160982	28.160982

BlackRock S&P 500 Index V.I. Class I Shares	794,871.756	18,696,927	19,617,435	84	19,617,519	390,603	25.651151	55.350411

BlackRock Total Return V.I. Class I Shares	580,769.459	6,675,173	5,836,733	17,562	5,854,295	305,560	12.200805	24.765386

BlackRock U.S. Government Bond V.I. Class I Shares	272,560.733	2,762,091	2,447,595	3,519	2,451,114	145,313	10.740269	19.009476

Davis Value	645,847.066	4,808,974	3,410,073	(1)	3,410,072	138,296	22.150267	28.075251

Eaton Vance VT Floating-Rate Income	69,342.649	596,578	585,252	(1,194)	584,058	41,950	13.710978	14.747695

Federated Hermes Kaufmann II Primary Shares	69,441.312	1,246,437	1,048,564	(3)	1,048,561	30,745	32.617262	35.602881

Federated Hermes Managed Volatility II Primary Shares	15,562.347	141,860	131,657	-	131,657	12,236	10.651237	10.839359

Franklin Templeton Foreign Class 2 Shares	12,470.093	150,553	151,761	-	151,761	10,207	14.321620	15.404790

Franklin Templeton Growth Class 2 Shares	11,109.810	111,011	113,764	1	113,765	7,165	15.481240	16.651655

Invesco V.I. American Franchise Series I Shares	20,129.587	1,164,992	862,352	5	862,357	34,395	14.543014	29.958581

Invesco V.I. American Value Series I Shares	-	-	-	-	-	-	10.042566	10.110092

Invesco V.I. Comstock Series I Shares	188,492.876	3,401,850	3,833,945	5	3,833,950	116,156	30.794618	33.686642

Invesco V.I. Core Equity Series I Shares	102,593.795	3,129,873	2,518,678	(1)	2,518,677	105,162	23.019942	23.967214

Invesco V.I. EQV International Equity Series I Shares	15,974.442	551,382	462,300	-	462,300	29,912	14.449872	26.029064

Invesco V.I. Main Street Series II Shares	2,402.771	52,702	37,820	-	37,820	1,274	29.694142	31.938692

Invesco V.I. Main Street Mid Cap Series I Shares	13,529.156	132,982	116,080	-	116,080	4,596	24.996696	26.886332

Janus Henderson - Enterprise Service Shares	640.257	38,549	40,195	(54)	40,141	1,053	36.891507	39.300053

Janus Henderson - Forty Service Shares	5,161.439	165,014	157,217	(18)	157,199	4,407	35.100971	37.392468

MFS® Growth Initial Class	98,354.687	5,420,179	4,722,992	(2)	4,722,990	114,404	19.861610	59.009995

PIMCO CommodityRealReturn® Strategy Administrative Class	35,940.008	301,034	247,627	-	247,627	28,462	8.462574	9.102626

See accompanying notes.	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

PIMCO Low Duration Administrative Class	142,314.381	$1,369,660	$1,349,140	$(660)	$1,348,480	120,683	$10.862738	$11.571753

PIMCO Real Return Administrative Class	85,468.211	1,051,047	982,884	(2,178)	980,706	69,454	13.676267	14.710237

PIMCO Total Return Administrative Class	816,894.268	8,513,443	7,335,711	(1,639)	7,334,072	456,924	13.966309	18.322239

Pioneer High Yield VCT Class II Shares	17,337.641	138,612	134,713	(298)	134,415	7,719	16.743201	18.008932

Pioneer Real Estate Shares VCT Class II Shares	-	-	-	-	-	-	17.292194	18.347537

TA Aegon Sustainable Equity Income Service Class	102,211.252	1,798,796	1,799,940	-	1,799,940	127,773	13.890930	14.394533

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	11.277489	11.965537

TA International Focus Initial Class	133,331.438	1,161,768	1,047,985	(3)	1,047,982	94,237	11.120742	11.120742

TA Janus Balanced Service Class	7,990.308	128,748	115,220	-	115,220	8,355	13.632672	13.951006

TA Janus Mid-Cap Growth Service Class	29,515.597	965,470	860,380	32	860,412	36,368	23.239362	24.284733

TA JPMorgan Enhanced Index Initial Class	1,883.156	41,120	37,230	(3)	37,227	2,352	15.766052	16.108786

TA Morgan Stanley Capital Growth Initial Class	4,434.077	26,621	16,805	-	16,805	1,910	8.744948	8.856580

TA Morgan Stanley Global Allocation Service Class	2,629.523	36,185	30,529	-	30,529	2,671	11.428290	11.454621

TA Multi-Managed Balanced Service Class	4,896.834	76,241	64,638	-	64,638	4,863	13.138490	13.445292

TA Small/Mid Cap Value Service Class	73,652.393	1,531,148	1,333,108	-	1,333,108	49,758	26.229157	27.829574

TA T. Rowe Price Small Cap Initial Class	56,687.063	754,935	554,399	-	554,399	41,056	13.485558	13.808381

TA TS&W International Equity Service Class	6,958.487	90,716	87,120	1	87,121	8,388	10.277038	10.500506

TA WMC US Growth Service Class	60,496.617	1,819,934	1,493,661	1	1,493,662	55,711	26.167405	27.763851

Wanger Acorn	46,673.541	487,759	511,075	(4)	511,071	17,160	28.937335	31.125520

Wanger International	58,366.068	989,243	1,020,239	-	1,020,239	72,786	13.688477	14.582183

See accompanying notes.	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Small/Mid Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2020:	$605,278	$68,174	$8,569,893	$236,178

Investment Income:
Reinvested Dividends	5,664	1,480	-	1,968
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,852	1,008	123,885	3,670

Net Investment Income (Loss)	(5,188)	472	(123,885)	(1,702)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	619,747	-
Realized Gain (Loss) on Investments	32,771	239	933,329	1,303

Net Realized Capital Gains (Losses) on Investments	32,771	239	1,553,076	1,303
Net Change in Unrealized Appreciation (Depreciation)	127,505	5,807	770,799	74,667

Net Gain (Loss) on Investment	160,276	6,046	2,323,875	75,970

Net Increase (Decrease) in Net Assets Resulting from Operations	155,088	6,518	2,199,990	74,268

Increase (Decrease) in Net Assets from Contract Transactions	(41,131)	(829)	(1,074,911)	(57,324)

Total Increase (Decrease) in Net Assets	113,957	5,689	1,125,079	16,944

Net Assets as of December 31, 2021:	$719,235	$73,863	$9,694,972	$253,122

Investment Income:
Reinvested Dividends	6,921	2,834	-	2,328
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,974	865	99,852	3,018

Net Investment Income (Loss)	(2,053)	1,969	(99,852)	(690)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,775	-	866,031	31,654
Realized Gain (Loss) on Investments	43,716	(4,944)	348,120	22,800

Net Realized Capital Gains (Losses) on Investments	122,491	(4,944)	1,214,151	54,454
Net Change in Unrealized Appreciation (Depreciation)	(160,017)	(7,871)	(3,939,743)	(95,463)

Net Gain (Loss) on Investment	(37,526)	(12,815)	(2,725,592)	(41,009)

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,579)	(10,846)	(2,825,444)	(41,699)

Increase (Decrease) in Net Assets from Contract Transactions	(201,800)	(3,170)	(357,786)	(15,471)

Total Increase (Decrease) in Net Assets	(241,379)	(14,016)	(3,183,230)	(57,170)

Net Assets as of December 31, 2022:	$477,856	$59,847	$6,511,742	$195,952

See Accompanying Notes.	6

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Sustainable Global Thematic Growth Class A Shares Subaccount	American Century VP Ultra® Class I Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$3,476,890	$263,283	$575,562	$2,700,936

Investment Income:
Reinvested Dividends	-	-	9,187	5,608
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,845	3,900	10,685	43,314

Net Investment Income (Loss)	(51,845)	(3,900)	(1,498)	(37,706)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	450,017	18,874	20,209	331,160
Realized Gain (Loss) on Investments	45,460	9,366	18,851	292,119

Net Realized Capital Gains (Losses) on Investments	495,477	28,240	39,060	623,279
Net Change in Unrealized Appreciation (Depreciation)	291,497	31,480	36,699	(90,607)

Net Gain (Loss) on Investment	786,974	59,720	75,759	532,672

Net Increase (Decrease) in Net Assets Resulting from Operations	735,129	55,820	74,261	494,966

Increase (Decrease) in Net Assets from Contract Transactions	(19,211)	(13,146)	(35,243)	(516,692)

Total Increase (Decrease) in Net Assets	715,918	42,674	39,018	(21,726)

Net Assets as of December 31, 2021:	$4,192,808	$305,957	$614,580	$2,679,210

Investment Income:
Reinvested Dividends	-	-	9,094	6,703
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,407	3,144	8,946	33,622

Net Investment Income (Loss)	(43,407)	(3,144)	148	(26,919)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	323,451	24,710	55,088	302,218
Realized Gain (Loss) on Investments	27,628	5,539	34,003	(74,377)

Net Realized Capital Gains (Losses) on Investments	351,079	30,249	89,091	227,841
Net Change in Unrealized Appreciation (Depreciation)	(1,478,873)	(127,179)	(179,650)	(1,031,807)

Net Gain (Loss) on Investment	(1,127,794)	(96,930)	(90,559)	(803,966)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,171,201)	(100,074)	(90,411)	(830,885)

Increase (Decrease) in Net Assets from Contract Transactions	(8,166)	(7,752)	(87,781)	(20,359)

Total Increase (Decrease) in Net Assets	(1,179,367)	(107,826)	(178,192)	(851,244)

Net Assets as of December 31, 2022:	$3,013,441	$198,131	$436,388	$1,827,966

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Growth-Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - The Bond Fund of America Class 2 Shares Subaccount	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$647,213	$2,792,103	$451,448	$16,545,019

Investment Income:
Reinvested Dividends	7,905	63,357	6,342	270,778
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,262	43,009	7,580	250,003

Net Investment Income (Loss)	(3,357)	20,348	(1,238)	20,775

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,868	-	19,755	8,557,580
Realized Gain (Loss) on Investments	16,001	132,114	2,808	171,034

Net Realized Capital Gains (Losses) on Investments	22,869	132,114	22,563	8,728,614
Net Change in Unrealized Appreciation (Depreciation)	121,054	(220,779)	(29,728)	(4,462,499)

Net Gain (Loss) on Investment	143,923	(88,665)	(7,165)	4,266,115

Net Increase (Decrease) in Net Assets Resulting from Operations	140,566	(68,317)	(8,403)	4,286,890

Increase (Decrease) in Net Assets from Contract Transactions	(37,163)	(92,946)	775	(1,169,847)

Total Increase (Decrease) in Net Assets	103,403	(161,263)	(7,628)	3,117,043

Net Assets as of December 31, 2021:	$750,616	$2,630,840	$443,820	$19,662,062

Investment Income:
Reinvested Dividends	7,216	37,399	10,632	137,496
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,380	34,733	6,078	208,008

Net Investment Income (Loss)	(2,164)	2,666	4,554	(70,512)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	62,960	308,777	4,500	236,934
Realized Gain (Loss) on Investments	12,200	(440,036)	(51,980)	(3,208,444)

Net Realized Capital Gains (Losses) on Investments	75,160	(131,259)	(47,480)	(2,971,510)
Net Change in Unrealized Appreciation (Depreciation)	(207,808)	(457,978)	(16,917)	(919,748)

Net Gain (Loss) on Investment	(132,648)	(589,237)	(64,397)	(3,891,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,812)	(586,571)	(59,843)	(3,961,770)

Increase (Decrease) in Net Assets from Contract Transactions	(102,521)	(110,732)	(46,912)	(2,547,970)

Total Increase (Decrease) in Net Assets	(237,333)	(697,303)	(106,755)	(6,509,740)

Net Assets as of December 31, 2022:	$513,283	$1,933,537	$337,065	$13,152,322

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$3,777,399	$12,193,424	$13,792,741	$8,763,064

Investment Income:
Reinvested Dividends	65,501	109,434	186,905	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,397	173,298	207,565	127,236

Net Investment Income (Loss)	10,104	(63,864)	(20,660)	(127,236)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	660,452	3,636,152	2,114,398	1,778,037
Realized Gain (Loss) on Investments	(46,390)	489,423	169,396	215,770

Net Realized Capital Gains (Losses) on Investments	614,062	4,125,575	2,283,794	1,993,807
Net Change in Unrealized Appreciation (Depreciation)	269,681	(2,626,840)	403,139	(262,961)

Net Gain (Loss) on Investment	883,743	1,498,735	2,686,933	1,730,846

Net Increase (Decrease) in Net Assets Resulting from Operations	893,847	1,434,871	2,666,273	1,603,610

Increase (Decrease) in Net Assets from Contract Transactions	(352,584)	(837,670)	(1,566,238)	(877,183)

Total Increase (Decrease) in Net Assets	541,263	597,201	1,100,035	726,427

Net Assets as of December 31, 2021:	$4,318,662	$12,790,625	$14,892,776	$9,489,491

Investment Income:
Reinvested Dividends	65,080	95,407	189,016	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,183	142,568	186,191	95,167

Net Investment Income (Loss)	12,897	(47,161)	2,825	(95,167)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,545	79,447	1,282,055	318,783
Realized Gain (Loss) on Investments	(215,041)	(244,018)	(433,010)	(536,405)

Net Realized Capital Gains (Losses) on Investments	(130,496)	(164,571)	849,045	(217,622)
Net Change in Unrealized Appreciation (Depreciation)	(260,597)	(1,998,573)	(1,736,258)	(3,328,105)

Net Gain (Loss) on Investment	(391,093)	(2,163,144)	(887,213)	(3,545,727)

Net Increase (Decrease) in Net Assets Resulting from Operations	(378,196)	(2,210,305)	(884,388)	(3,640,894)

Increase (Decrease) in Net Assets from Contract Transactions	(136,752)	(731,708)	(1,502,716)	(265,950)

Total Increase (Decrease) in Net Assets	(514,948)	(2,942,013)	(2,387,104)	(3,906,844)

Net Assets as of December 31, 2022:	$3,803,714	$9,848,612	$12,505,672	$5,582,647

See Accompanying Notes.	9

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$977,292	$21,312,942	$6,850,179	$4,638,566

Investment Income:
Reinvested Dividends	15,820	193,054	6	204,295
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,948	293,351	90,106	63,281

Net Investment Income (Loss)	1,872	(100,297)	(90,100)	141,014

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	126,193	2,842,145	313	12,766
Realized Gain (Loss) on Investments	40,789	768,260	-	41,542

Net Realized Capital Gains (Losses) on Investments	166,982	3,610,405	313	54,308
Net Change in Unrealized Appreciation (Depreciation)	12,909	(2,427,753)	-	(23,521)

Net Gain (Loss) on Investment	179,891	1,182,652	313	30,787

Net Increase (Decrease) in Net Assets Resulting from Operations	181,763	1,082,355	(89,787)	171,801

Increase (Decrease) in Net Assets from Contract Transactions	(116,012)	(1,961,371)	(486,434)	(282,869)

Total Increase (Decrease) in Net Assets	65,751	(879,016)	(576,221)	(111,068)

Net Assets as of December 31, 2021:	$1,043,043	$20,433,926	$6,273,958	$4,527,498

Investment Income:
Reinvested Dividends	16,801	-	85,129	210,821
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,449	230,268	83,577	55,459

Net Investment Income (Loss)	3,352	(230,268)	1,552	155,362

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,630	209,398	-	-
Realized Gain (Loss) on Investments	3,963	(202,645)	-	(115,520)

Net Realized Capital Gains (Losses) on Investments	118,593	6,753	-	(115,520)
Net Change in Unrealized Appreciation (Depreciation)	(175,301)	(3,175,604)	-	(557,440)

Net Gain (Loss) on Investment	(56,708)	(3,168,851)	-	(672,960)

Net Increase (Decrease) in Net Assets Resulting from Operations	(53,356)	(3,399,119)	1,552	(517,598)

Increase (Decrease) in Net Assets from Contract Transactions	(7,820)	(1,889,170)	(490,876)	(318,051)

Total Increase (Decrease) in Net Assets	(61,176)	(5,288,289)	(489,324)	(835,649)

Net Assets as of December 31, 2022:	$981,867	$15,145,637	$5,784,634	$3,691,849

See Accompanying Notes.	10

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock International V.I. Class I Shares Subaccount	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$5,369,864	$5,751,294	$1,259,996	$21,213,967

Investment Income:
Reinvested Dividends	36,467	-	8,119	300,087
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,067	81,638	16,246	318,871

Net Investment Income (Loss)	(42,600)	(81,638)	(8,127)	(18,784)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,200,837	902,110	-	1,680,605
Realized Gain (Loss) on Investments	387,588	245,589	12,208	1,243,173

Net Realized Capital Gains (Losses) on Investments	1,588,425	1,147,699	12,208	2,923,778
Net Change in Unrealized Appreciation (Depreciation)	(1,151,690)	(156,848)	(12,452)	2,544,449

Net Gain (Loss) on Investment	436,735	990,851	(244)	5,468,227

Net Increase (Decrease) in Net Assets Resulting from Operations	394,135	909,213	(8,371)	5,449,443

Increase (Decrease) in Net Assets from Contract Transactions	(611,824)	(422,530)	(84,474)	(1,625,472)

Total Increase (Decrease) in Net Assets	(217,689)	486,683	(92,845)	3,823,971

Net Assets as of December 31, 2021:	$5,152,175	$6,237,977	$1,167,151	$25,037,938

Investment Income:
Reinvested Dividends	32,122	-	-	312,022
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,121	60,268	15,410	295,024

Net Investment Income (Loss)	(22,999)	(60,268)	(15,410)	16,998

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129,493	249,799	-	957,607
Realized Gain (Loss) on Investments	(42,320)	(15,152)	5,963	829,519

Net Realized Capital Gains (Losses) on Investments	87,173	234,647	5,963	1,787,126
Net Change in Unrealized Appreciation (Depreciation)	(1,378,290)	(2,558,213)	63,057	(6,601,682)

Net Gain (Loss) on Investment	(1,291,117)	(2,323,566)	69,020	(4,814,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,314,116)	(2,383,834)	53,610	(4,797,558)

Increase (Decrease) in Net Assets from Contract Transactions	(234,823)	(298,201)	(34,762)	(622,861)

Total Increase (Decrease) in Net Assets	(1,548,939)	(2,682,035)	18,848	(5,420,419)

Net Assets as of December 31, 2022:	$3,603,236	$3,555,942	$1,185,999	$19,617,519

See Accompanying Notes.	11

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Total Return V.I. Class I Shares Subaccount	BlackRock U.S. Government Bond V.I. Class I Shares Subaccount	Davis Value Subaccount	Eaton Vance VT Floating-Rate Income Subaccount

Net Assets as of December 31, 2020:	$8,201,459	$3,169,220	$4,374,129	$687,256

Investment Income:
Reinvested Dividends	130,980	33,651	27,782	21,086
Investment Expense:
Mortality and Expense Risk and Administrative Charges	108,957	42,453	68,101	10,651

Net Investment Income (Loss)	22,023	(8,802)	(40,319)	10,435

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,675	-	756,533	-
Realized Gain (Loss) on Investments	32,884	12,539	791	(943)

Net Realized Capital Gains (Losses) on Investments	58,559	12,539	757,324	(943)
Net Change in Unrealized Appreciation (Depreciation)	(305,971)	(97,405)	(14,245)	5,469

Net Gain (Loss) on Investment	(247,412)	(84,866)	743,079	4,526

Net Increase (Decrease) in Net Assets Resulting from Operations	(225,389)	(93,668)	702,760	14,961

Increase (Decrease) in Net Assets from Contract Transactions	(387,125)	(184,818)	(459,411)	48,108

Total Increase (Decrease) in Net Assets	(612,514)	(278,486)	243,349	63,069

Net Assets as of December 31, 2021:	$7,588,945	$2,890,734	$4,617,478	$750,325

Investment Income:
Reinvested Dividends	150,929	38,978	47,661	29,543
Investment Expense:
Mortality and Expense Risk and Administrative Charges	89,784	35,569	53,433	9,624

Net Investment Income (Loss)	61,145	3,409	(5,772)	19,919

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,158	-	838,834	-
Realized Gain (Loss) on Investments	(292,964)	(49,629)	(273,917)	(45,318)

Net Realized Capital Gains (Losses) on Investments	(291,806)	(49,629)	564,917	(45,318)
Net Change in Unrealized Appreciation (Depreciation)	(892,783)	(353,499)	(1,522,278)	(4,944)

Net Gain (Loss) on Investment	(1,184,589)	(403,128)	(957,361)	(50,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,123,444)	(399,719)	(963,133)	(30,343)

Increase (Decrease) in Net Assets from Contract Transactions	(611,206)	(39,901)	(244,273)	(135,924)

Total Increase (Decrease) in Net Assets	(1,734,650)	(439,620)	(1,207,406)	(166,267)

Net Assets as of December 31, 2022:	$5,854,295	$2,451,114	$3,410,072	$584,058

See Accompanying Notes.	12

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Federated Hermes Kaufmann II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$1,715,858	$147,287	$242,557	$135,083

Investment Income:
Reinvested Dividends	-	2,808	3,285	1,548
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,257	2,233	2,728	1,989

Net Investment Income (Loss)	(23,257)	575	557	(441)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	113,818	-	-	-
Realized Gain (Loss) on Investments	59,536	2,140	8,964	(4,138)

Net Realized Capital Gains (Losses) on Investments	173,354	2,140	8,964	(4,138)
Net Change in Unrealized Appreciation (Depreciation)	(129,098)	21,766	1,615	8,883

Net Gain (Loss) on Investment	44,256	23,906	10,579	4,745

Net Increase (Decrease) in Net Assets Resulting from Operations	20,999	24,481	11,136	4,304

Increase (Decrease) in Net Assets from Contract Transactions	(97,257)	(11,342)	(83,350)	(8,665)

Total Increase (Decrease) in Net Assets	(76,258)	13,139	(72,214)	(4,361)

Net Assets as of December 31, 2021:	$1,639,600	$160,426	$170,343	$130,722

Investment Income:
Reinvested Dividends	-	2,627	4,712	184
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,278	1,978	2,060	1,647

Net Investment Income (Loss)	(16,278)	649	2,652	(1,463)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	149,116	32,937	-	-
Realized Gain (Loss) on Investments	(48,556)	(16,109)	(18,884)	(23,734)

Net Realized Capital Gains (Losses) on Investments	100,560	16,828	(18,884)	(23,734)
Net Change in Unrealized Appreciation (Depreciation)	(587,653)	(41,337)	1,171	8,592

Net Gain (Loss) on Investment	(487,093)	(24,509)	(17,713)	(15,142)

Net Increase (Decrease) in Net Assets Resulting from Operations	(503,371)	(23,860)	(15,061)	(16,605)

Increase (Decrease) in Net Assets from Contract Transactions	(87,668)	(4,909)	(3,521)	(352)

Total Increase (Decrease) in Net Assets	(591,039)	(28,769)	(18,582)	(16,957)

Net Assets as of December 31, 2022:	$1,048,561	$131,657	$151,761	$113,765

See Accompanying Notes.	13

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. American Value Series I Shares Subaccount(1)	Invesco V.I. Comstock Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount

Net Assets as of December 31, 2020:	$1,617,246	$-	$4,138,477	$2,946,714

Investment Income:
Reinvested Dividends	-	-	73,913	21,704
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,979	-	60,954	44,012

Net Investment Income (Loss)	(21,979)	-	12,959	(22,308)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	187,784	-	-	74,338
Realized Gain (Loss) on Investments	109,042	-	306,206	113,581

Net Realized Capital Gains (Losses) on Investments	296,826	-	306,206	187,919
Net Change in Unrealized Appreciation (Depreciation)	(112,566)	-	872,411	576,048

Net Gain (Loss) on Investment	184,260	-	1,178,617	763,967

Net Increase (Decrease) in Net Assets Resulting from Operations	162,281	-	1,191,576	741,659

Increase (Decrease) in Net Assets from Contract Transactions	(158,241)	-	(1,120,583)	(311,013)

Total Increase (Decrease) in Net Assets	4,040	-	70,993	430,646

Net Assets as of December 31, 2021:	$1,621,286	$-	$4,209,470	$3,377,360

Investment Income:
Reinvested Dividends	-	-	62,772	25,172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,207	-	55,603	37,621

Net Investment Income (Loss)	(15,207)	-	7,169	(12,449)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	274,373	-	119,648	427,796
Realized Gain (Loss) on Investments	148,730	-	338,262	34,785

Net Realized Capital Gains (Losses) on Investments	423,103	-	457,910	462,581
Net Change in Unrealized Appreciation (Depreciation)	(882,557)	-	(479,320)	(1,173,303)

Net Gain (Loss) on Investment	(459,454)	-	(21,410)	(710,722)

Net Increase (Decrease) in Net Assets Resulting from Operations	(474,661)	-	(14,241)	(723,171)

Increase (Decrease) in Net Assets from Contract Transactions	(284,268)	-	(361,279)	(135,512)

Total Increase (Decrease) in Net Assets	(758,929)	-	(375,520)	(858,683)

Net Assets as of December 31, 2022:	$862,357	$-	$3,833,950	$2,518,677

See Accompanying Notes.	14

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. EQV International Equity Series I Shares Subaccount	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series I Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount

Net Assets as of December 31, 2020:	$603,367	$42,588	$145,040	$42,437

Investment Income:
Reinvested Dividends	7,902	249	609	110
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,760	749	2,383	619

Net Investment Income (Loss)	(1,858)	(500)	(1,774)	(509)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,732	2,828	-	4,133
Realized Gain (Loss) on Investments	13,334	204	1,195	477

Net Realized Capital Gains (Losses) on Investments	55,066	3,032	1,195	4,610
Net Change in Unrealized Appreciation (Depreciation)	(26,692)	8,291	29,892	2,265

Net Gain (Loss) on Investment	28,374	11,323	31,087	6,875

Net Increase (Decrease) in Net Assets Resulting from Operations	26,516	10,823	29,313	6,366

Increase (Decrease) in Net Assets from Contract Transactions	(30,619)	(1,482)	(32,147)	(127)

Total Increase (Decrease) in Net Assets	(4,103)	9,341	(2,834)	6,239

Net Assets as of December 31, 2021:	$599,264	$51,929	$142,206	$48,676

Investment Income:
Reinvested Dividends	8,637	459	433	112
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,794	640	1,951	560

Net Investment Income (Loss)	843	(181)	(1,518)	(448)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,095	15,936	25,871	7,288
Realized Gain (Loss) on Investments	(3,951)	(2,886)	(10,232)	2,362

Net Realized Capital Gains (Losses) on Investments	51,144	13,050	15,639	9,650
Net Change in Unrealized Appreciation (Depreciation)	(167,154)	(23,613)	(35,929)	(17,593)

Net Gain (Loss) on Investment	(116,010)	(10,563)	(20,290)	(7,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	(115,167)	(10,744)	(21,808)	(8,391)

Increase (Decrease) in Net Assets from Contract Transactions	(21,797)	(3,365)	(4,318)	(144)

Total Increase (Decrease) in Net Assets	(136,964)	(14,109)	(26,126)	(8,535)

Net Assets as of December 31, 2022:	$462,300	$37,820	$116,080	$40,141

See Accompanying Notes.	15

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson - Forty Service Shares Subaccount	MFS® Growth Initial Class Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount

Net Assets as of December 31, 2020:	$212,308	$6,591,990	$323,071	$1,933,402

Investment Income:
Reinvested Dividends	1,239	-	13,645	9,388
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,382	97,443	4,915	26,378

Net Investment Income (Loss)	(2,143)	(97,443)	8,730	(16,990)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,980	948,780	-	-
Realized Gain (Loss) on Investments	5,987	534,173	(4,788)	(3,243)

Net Realized Capital Gains (Losses) on Investments	33,967	1,482,953	(4,788)	(3,243)
Net Change in Unrealized Appreciation (Depreciation)	11,522	(18,989)	86,234	(22,576)

Net Gain (Loss) on Investment	45,489	1,463,964	81,446	(25,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,346	1,366,521	90,176	(42,809)

Increase (Decrease) in Net Assets from Contract Transactions	(10,776)	(614,955)	(92,293)	(87,652)

Total Increase (Decrease) in Net Assets	32,570	751,566	(2,117)	(130,461)

Net Assets as of December 31, 2021:	$244,878	$7,343,556	$320,954	$1,802,941

Investment Income:
Reinvested Dividends	91	-	66,218	24,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,592	76,740	4,425	22,385

Net Investment Income (Loss)	(2,501)	(76,740)	61,793	1,968

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,702	619,970	-	-
Realized Gain (Loss) on Investments	(18,660)	240,544	90,398	(112,064)

Net Realized Capital Gains (Losses) on Investments	11,042	860,514	90,398	(112,064)
Net Change in Unrealized Appreciation (Depreciation)	(92,389)	(3,143,867)	(115,481)	(12,313)

Net Gain (Loss) on Investment	(81,347)	(2,283,353)	(25,083)	(124,377)

Net Increase (Decrease) in Net Assets Resulting from Operations	(83,848)	(2,360,093)	36,710	(122,409)

Increase (Decrease) in Net Assets from Contract Transactions	(3,831)	(260,473)	(110,037)	(332,052)

Total Increase (Decrease) in Net Assets	(87,679)	(2,620,566)	(73,327)	(454,461)

Net Assets as of December 31, 2022:	$157,199	$4,722,990	$247,627	$1,348,480

See Accompanying Notes.	16

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	PIMCO Real Return Administrative Class Subaccount	PIMCO Total Return Administrative Class Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	Pioneer Real Estate Shares VCT Class II Shares Subaccount

Net Assets as of December 31, 2020:	$1,433,342	$11,009,997	$167,767	$-

Investment Income:
Reinvested Dividends	66,760	189,175	8,410	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,843	149,977	2,392	-

Net Investment Income (Loss)	46,917	39,198	6,018	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	440,612	-	-
Realized Gain (Loss) on Investments	29,851	24,874	(596)	-

Net Realized Capital Gains (Losses) on Investments	29,851	465,486	(596)	-
Net Change in Unrealized Appreciation (Depreciation)	(22,245)	(790,916)	1,324	-

Net Gain (Loss) on Investment	7,606	(325,430)	728	-

Net Increase (Decrease) in Net Assets Resulting from Operations	54,523	(286,232)	6,746	-

Increase (Decrease) in Net Assets from Contract Transactions	(160,694)	(716,607)	627	-

Total Increase (Decrease) in Net Assets	(106,171)	(1,002,839)	7,373	-

Net Assets as of December 31, 2021:	$1,327,171	$10,007,158	$175,140	$-

Investment Income:
Reinvested Dividends	78,843	214,882	7,197	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,390	119,601	2,065	-

Net Investment Income (Loss)	62,453	95,281	5,132	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(39,292)	(615,134)	(23,577)	-

Net Realized Capital Gains (Losses) on Investments	(39,292)	(615,134)	(23,577)	-
Net Change in Unrealized Appreciation (Depreciation)	(187,336)	(980,857)	(2,975)	-

Net Gain (Loss) on Investment	(226,628)	(1,595,991)	(26,552)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(164,175)	(1,500,710)	(21,420)	-

Increase (Decrease) in Net Assets from Contract Transactions	(182,290)	(1,172,376)	(19,305)	-

Total Increase (Decrease) in Net Assets	(346,465)	(2,673,086)	(40,725)	-

Net Assets as of December 31, 2022:	$980,706	$7,334,072	$134,415	$-

See Accompanying Notes.	17

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Sustainable Equity Income Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA International Focus Initial Class Subaccount	TA Janus Balanced Service Class Subaccount

Net Assets as of December 31, 2020:	$2,532,587	$-	$1,453,681	$132,756

Investment Income:
Reinvested Dividends	45,879	-	17,516	1,607
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,113	-	19,350	2,092

Net Investment Income (Loss)	8,766	-	(1,834)	(485)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	6,088
Realized Gain (Loss) on Investments	(55,840)	-	30,553	2,032

Net Realized Capital Gains (Losses) on Investments	(55,840)	-	30,553	8,120
Net Change in Unrealized Appreciation (Depreciation)	511,441	-	101,550	11,152

Net Gain (Loss) on Investment	455,601	-	132,103	19,272

Net Increase (Decrease) in Net Assets Resulting from Operations	464,367	-	130,269	18,787

Increase (Decrease) in Net Assets from Contract Transactions	(574,563)	-	(212,907)	263

Total Increase (Decrease) in Net Assets	(110,196)	-	(82,638)	19,050

Net Assets as of December 31, 2021:	$2,422,391	$-	$1,371,043	$151,806

Investment Income:
Reinvested Dividends	36,783	-	32,847	1,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,000	-	14,858	1,816

Net Investment Income (Loss)	6,783	-	17,989	(775)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	69,477	-	57,519	14,783
Realized Gain (Loss) on Investments	(157,301)	-	(6,961)	(988)

Net Realized Capital Gains (Losses) on Investments	(87,824)	-	50,558	13,795
Net Change in Unrealized Appreciation (Depreciation)	(236,043)	-	(357,380)	(39,604)

Net Gain (Loss) on Investment	(323,867)	-	(306,822)	(25,809)

Net Increase (Decrease) in Net Assets Resulting from Operations	(317,084)	-	(288,833)	(26,584)

Increase (Decrease) in Net Assets from Contract Transactions	(305,367)	-	(34,228)	(10,002)

Total Increase (Decrease) in Net Assets	(622,451)	-	(323,061)	(36,586)

Net Assets as of December 31, 2022:	$1,799,940	$-	$1,047,982	$115,220

See Accompanying Notes.	18

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Global Allocation Service Class Subaccount

Net Assets as of December 31, 2020:	$1,210,595	$36,352	$59,482	$38,165

Investment Income:
Reinvested Dividends	1,148	326	-	191
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,647	611	836	626

Net Investment Income (Loss)	(16,499)	(285)	(836)	(435)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	150,984	4,749	15,890	3,172
Realized Gain (Loss) on Investments	98,929	204	2,183	455

Net Realized Capital Gains (Losses) on Investments	249,913	4,953	18,073	3,627
Net Change in Unrealized Appreciation (Depreciation)	(64,196)	5,565	(18,094)	(744)

Net Gain (Loss) on Investment	185,717	10,518	(21)	2,883

Net Increase (Decrease) in Net Assets Resulting from Operations	169,218	10,233	(857)	2,448

Increase (Decrease) in Net Assets from Contract Transactions	(195,887)	(174)	(2,776)	(1,563)

Total Increase (Decrease) in Net Assets	(26,669)	10,059	(3,633)	885

Net Assets as of December 31, 2021:	$1,183,926	$46,411	$55,849	$39,050

Investment Income:
Reinvested Dividends	-	270	-	28
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,472	587	408	526

Net Investment Income (Loss)	(14,472)	(317)	(408)	(498)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	158,082	4,760	17,799	5,129
Realized Gain (Loss) on Investments	47,704	2,285	(27,299)	31

Net Realized Capital Gains (Losses) on Investments	205,786	7,045	(9,500)	5,160
Net Change in Unrealized Appreciation (Depreciation)	(407,562)	(15,791)	(23,927)	(12,018)

Net Gain (Loss) on Investment	(201,776)	(8,746)	(33,427)	(6,858)

Net Increase (Decrease) in Net Assets Resulting from Operations	(216,248)	(9,063)	(33,835)	(7,356)

Increase (Decrease) in Net Assets from Contract Transactions	(107,266)	(121)	(5,209)	(1,165)

Total Increase (Decrease) in Net Assets	(323,514)	(9,184)	(39,044)	(8,521)

Net Assets as of December 31, 2022:	$860,412	$37,227	$16,805	$30,529

See Accompanying Notes.	19

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2020:	$-	$1,805,989	$812,799	$102,513

Investment Income:
Reinvested Dividends	-	8,411	-	1,796
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	26,946	12,873	1,470

Net Investment Income (Loss)	-	(18,535)	(12,873)	326

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	81,639	-
Realized Gain (Loss) on Investments	-	84,723	41,463	789

Net Realized Capital Gains (Losses) on Investments	-	84,723	123,102	789
Net Change in Unrealized Appreciation (Depreciation)	-	358,859	(34,280)	10,716

Net Gain (Loss) on Investment	-	443,582	88,822	11,505

Net Increase (Decrease) in Net Assets Resulting from Operations	-	425,047	75,949	11,831

Increase (Decrease) in Net Assets from Contract Transactions	-	(465,044)	(142,853)	(3,875)

Total Increase (Decrease) in Net Assets	-	(39,997)	(66,904)	7,956

Net Assets as of December 31, 2021:	$-	$1,765,992	$745,895	$110,469

Investment Income:
Reinvested Dividends	638	4,898	-	2,864
Investment Expense:
Mortality and Expense Risk and Administrative Charges	425	22,715	9,358	1,239

Net Investment Income (Loss)	213	(17,817)	(9,358)	1,625

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,414	231,066	208,492	3,705
Realized Gain (Loss) on Investments	(90)	319,158	(22,797)	(870)

Net Realized Capital Gains (Losses) on Investments	8,324	550,224	185,695	2,835
Net Change in Unrealized Appreciation (Depreciation)	(11,603)	(701,674)	(353,058)	(21,718)

Net Gain (Loss) on Investment	(3,279)	(151,450)	(167,363)	(18,883)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,066)	(169,267)	(176,721)	(17,258)

Increase (Decrease) in Net Assets from Contract Transactions	67,704	(263,617)	(14,775)	(6,090)

Total Increase (Decrease) in Net Assets	64,638	(432,884)	(191,496)	(23,348)

Net Assets as of December 31, 2022:	$64,638	$1,333,108	$554,399	$87,121

See Accompanying Notes.	20

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA WMC US Growth Service Class Subaccount	Wanger Acorn Subaccount	Wanger International Subaccount

Net Assets as of December 31, 2020:	$2,227,862	$763,842	$1,445,359

Investment Income:
Reinvested Dividends	-	5,794	8,118
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,375	11,461	21,571

Net Investment Income (Loss)	(30,375)	(5,667)	(13,453)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	314,753	24,573	22,431
Realized Gain (Loss) on Investments	247,245	7,451	55,787

Net Realized Capital Gains (Losses) on Investments	561,998	32,024	78,218
Net Change in Unrealized Appreciation (Depreciation)	(155,050)	29,803	163,852

Net Gain (Loss) on Investment	406,948	61,827	242,070

Net Increase (Decrease) in Net Assets Resulting from Operations	376,573	56,160	228,617

Increase (Decrease) in Net Assets from Contract Transactions	(445,823)	(63,426)	(242,302)

Total Increase (Decrease) in Net Assets	(69,250)	(7,266)	(13,685)

Net Assets as of December 31, 2021:	$2,158,612	$756,576	$1,431,674

Investment Income:
Reinvested Dividends	-	-	10,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,659	8,544	16,474

Net Investment Income (Loss)	(23,659)	(8,544)	(6,267)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	316,861	203,826	201,871
Realized Gain (Loss) on Investments	(55,803)	(373,063)	(374,278)

Net Realized Capital Gains (Losses) on Investments	261,058	(169,237)	(172,407)
Net Change in Unrealized Appreciation (Depreciation)	(941,924)	(89,409)	(337,262)

Net Gain (Loss) on Investment	(680,866)	(258,646)	(509,669)

Net Increase (Decrease) in Net Assets Resulting from Operations	(704,525)	(267,190)	(515,936)

Increase (Decrease) in Net Assets from Contract Transactions	39,575	21,685	104,501

Total Increase (Decrease) in Net Assets	(664,950)	(245,505)	(411,435)

Net Assets as of December 31, 2022:	$1,493,662	$511,071	$1,020,239

See Accompanying Notes.	21

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

1.  Organization

ML of New York Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY, Merrill Lynch Retirement Power® NY, Merrill Lynch Retirement Optimizer® NY, and Merrill Lynch Retirement Plus® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Small/Mid Cap Value Class A Shares	AB Small/Mid Cap Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares

22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco V.I. American Value Series I Shares	April 30, 2021
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019
Federated Hermes Managed Volatility II Primary Shares	August 17, 2018

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Sustainable Global Thematic Growth Class A Shares	AB Global Thematic Growth Class A Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. International Growth Series I Shares
Wanger Acorn	Wanger USA

24

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

25

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

3.  Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class A Shares	$105,728	$230,808

AB International Value Class A Shares	63,027	64,228

AB Large Cap Growth Class A Shares	959,111	550,720

AB Small/Mid Cap Value Class A Shares	234,938	219,462

AB Sustainable Global Thematic Growth Class A Shares	323,452	51,570

American Century VP Ultra® Class I Shares	27,473	13,658

American Funds - Asset Allocation Class 2 Shares	581,398	613,945

American Funds - Growth Class 2 Shares	2,273,112	2,018,168

American Funds - Growth-Income Class 2 Shares	665,314	707,039

American Funds - International Class 2 Shares	2,640,799	2,440,084

American Funds - The Bond Fund of America Class 2 Shares	428,382	466,241

BlackRock Advantage Large Cap Core V.I. Class I Shares	2,312,189	4,693,671

BlackRock Advantage Large Cap Value V.I. Class I Shares	1,010,718	1,050,022

BlackRock Advantage SMID Cap V.I. Class I Shares	531,145	1,230,539

BlackRock Basic Value V.I. Class I Shares	2,997,292	3,215,129

BlackRock Capital Appreciation V.I. Class I Shares	1,886,497	1,928,838

BlackRock Equity Dividend V.I. Class I Shares	131,431	21,269

BlackRock Global Allocation V.I. Class I Shares	2,419,430	4,329,462

BlackRock Government Money Market V.I. Class I Shares	1,934,948	2,424,203

BlackRock High Yield V.I. Class I Shares	1,332,113	1,496,127

BlackRock International V.I. Class I Shares	500,001	628,327

BlackRock Large Cap Focus Growth V.I. Class I Shares	584,723	693,387

BlackRock Managed Volatility V.I. Class I Shares	-	50,173

BlackRock S&P 500 Index V.I. Class I Shares	4,229,036	3,877,271

BlackRock Total Return V.I. Class I Shares	1,857,716	2,415,038

BlackRock U.S. Government Bond V.I. Class I Shares	484,347	522,947

Davis Value	1,717,523	1,128,733

Eaton Vance VT Floating-Rate Income	694,142	809,148

Federated Hermes Kaufmann II Primary Shares	366,572	321,400

Federated Hermes Managed Volatility II Primary Shares	118,924	90,248

Franklin Templeton Foreign Class 2 Shares	157,282	158,141

Franklin Templeton Growth Class 2 Shares	115,780	117,595

Invesco V.I. American Franchise Series I Shares	303,680	328,779

Invesco V.I. American Value Series I Shares	-	-

Invesco V.I. Comstock Series I Shares	1,440,641	1,675,102

Invesco V.I. Core Equity Series I Shares	462,184	182,351

Invesco V.I. EQV International Equity Series I Shares	85,620	51,479

26

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

3.  Investments (continued)

Subaccount	Purchases	Sales

Invesco V.I. Main Street Series II Shares	$53,670	$41,280

Invesco V.I. Main Street Mid Cap Series I Shares	144,846	124,811

Janus Henderson - Enterprise Service Shares	46,277	39,486

Janus Henderson - Forty Service Shares	188,139	164,778

MFS® Growth Initial Class	889,653	606,898

PIMCO CommodityRealReturn® Strategy Administrative Class	392,611	440,851

PIMCO Low Duration Administrative Class	1,706,663	2,036,248

PIMCO Real Return Administrative Class	1,254,850	1,372,695

PIMCO Total Return Administrative Class	2,982,619	4,058,503

Pioneer High Yield VCT Class II Shares	155,713	169,620

Pioneer Real Estate Shares VCT Class II Shares	-	-

TA Aegon Sustainable Equity Income Service Class	1,717,284	1,946,388

TA BlackRock iShares Edge 40 Service Class	-	-

TA International Focus Initial Class	103,070	61,791

TA Janus Balanced Service Class	134,114	130,107

TA Janus Mid-Cap Growth Service Class	1,115,359	1,079,047

TA JPMorgan Enhanced Index Initial Class	41,505	37,183

TA Morgan Stanley Capital Growth Initial Class	47,589	35,407

TA Morgan Stanley Global Allocation Service Class	5,157	1,691

TA Multi-Managed Balanced Service Class	77,159	828

TA Small/Mid Cap Value Service Class	1,719,931	1,770,297

TA T. Rowe Price Small Cap Initial Class	341,415	157,057

TA TS&W International Equity Service Class	94,910	95,670

TA WMC US Growth Service Class	2,149,969	1,817,191

Wanger Acorn	795,953	578,990

Wanger International	1,475,443	1,175,336

27

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4.  Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class A Shares	633	(6,559)	(5,926)	352	(1,588)	(1,236)

AB International Value Class A Shares	9,036	(9,481)	(445)	129	(230)	(101)

AB Large Cap Growth Class A Shares	1,359	(7,761)	(6,402)	1,167	(14,480)	(13,313)

AB Small/Mid Cap Value Class A Shares	6,162	(6,605)	(443)	162	(1,773)	(1,611)

AB Sustainable Global Thematic Growth Class A Shares	-	(427)	(427)	-	(971)	(971)

American Century VP Ultra® Class I Shares	68	(218)	(150)	10	(246)	(236)

American Funds - Asset Allocation Class 2 Shares	20,504	(23,789)	(3,285)	96	(1,297)	(1,201)

American Funds - Growth Class 2 Shares	43,242	(43,649)	(407)	84	(8,803)	(8,719)

American Funds - Growth-Income Class 2 Shares	18,835	(22,023)	(3,188)	32	(1,037)	(1,005)

American Funds - International Class 2 Shares	118,599	(124,618)	(6,019)	15,099	(18,298)	(3,199)

American Funds - The Bond Fund of America Class 2 Shares	33,933	(37,625)	(3,692)	4,874	(4,800)	74

BlackRock Advantage Large Cap Core V.I. Class I Shares	44,956	(71,021)	(26,065)	4,153	(17,663)	(13,510)

BlackRock Advantage Large Cap Value V.I. Class I Shares	28,179	(31,447)	(3,268)	4,510	(14,886)	(10,376)

BlackRock Advantage SMID Cap V.I. Class I Shares	9,114	(15,851)	(6,737)	558	(7,637)	(7,079)

BlackRock Basic Value V.I. Class I Shares	48,381	(76,300)	(27,919)	2,155	(28,628)	(26,473)

BlackRock Capital Appreciation V.I. Class I Shares	43,824	(53,144)	(9,320)	11,446	(32,740)	(21,294)

BlackRock Equity Dividend V.I. Class I Shares	-	(97)	(97)	82	(1,520)	(1,438)

BlackRock Global Allocation V.I. Class I Shares	82,189	(121,768)	(39,579)	14,141	(49,003)	(34,862)

BlackRock Government Money Market V.I. Class I Shares	173,236	(212,633)	(39,397)	128,015	(164,612)	(36,597)

BlackRock High Yield V.I. Class I Shares	53,236	(64,670)	(11,434)	3,623	(10,714)	(7,091)

BlackRock International V.I. Class I Shares	19,392	(29,510)	(10,118)	9,009	(29,881)	(20,872)

BlackRock Large Cap Focus Growth V.I. Class I Shares	8,862	(17,039)	(8,177)	3,638	(12,775)	(9,137)

BlackRock Managed Volatility V.I. Class I Shares	-	(1,315)	(1,315)	-	(3,142)	(3,142)

BlackRock S&P 500 Index V.I. Class I Shares	81,894	(93,203)	(11,309)	7,290	(35,113)	(27,823)

BlackRock Total Return V.I. Class I Shares	127,560	(160,021)	(32,461)	27,786	(44,362)	(16,576)

BlackRock U.S. Government Bond V.I. Class I Shares	31,690	(34,180)	(2,490)	30,518	(38,174)	(7,656)

Davis Value	33,946	(43,097)	(9,151)	5,233	(19,902)	(14,669)

Eaton Vance VT Floating-Rate Income	47,959	(57,676)	(9,717)	4,423	(1,069)	3,354

28

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Federated Hermes Kaufmann II Primary Shares	6,569	(8,966)	(2,397)	769	(2,695)	(1,926)

Federated Hermes Managed Volatility II Primary Shares	7,706	(8,148)	(442)	-	(922)	(922)

Franklin Templeton Foreign Class 2 Shares	10,332	(10,568)	(236)	-	(4,843)	(4,843)

Franklin Templeton Growth Class 2 Shares	7,395	(7,410)	(15)	274	(777)	(503)

Invesco V.I. American Franchise Series I Shares	974	(10,485)	(9,511)	-	(4,406)	(4,406)

Invesco V.I. American Value Series I Shares	-	-	-	-	-	-

Invesco V.I. Comstock Series I Shares	41,368	(52,657)	(11,289)	4,428	(42,241)	(37,813)

Invesco V.I. Core Equity Series I Shares	367	(5,741)	(5,374)	1,620	(12,618)	(10,998)

Invesco V.I. EQV International Equity Series I Shares	1,398	(2,395)	(997)	1,487	(3,175)	(1,688)

Invesco V.I. Main Street Series II Shares	1,288	(1,386)	(98)	41	(79)	(38)

Invesco V.I. Main Street Mid Cap Series I Shares	5,008	(5,163)	(155)	26	(1,133)	(1,107)

Janus Henderson - Enterprise Service Shares	1,056	(1,060)	(4)	-	(2)	(2)

Janus Henderson - Forty Service Shares	4,482	(4,564)	(82)	-	(211)	(211)

MFS® Growth Initial Class	6,798	(8,482)	(1,684)	1,964	(14,353)	(12,389)

PIMCO CommodityRealReturn® Strategy Administrative Class	31,796	(42,810)	(11,014)	2,083	(14,883)	(12,800)

PIMCO Low Duration Administrative Class	148,995	(178,177)	(29,182)	18,137	(25,412)	(7,275)

PIMCO Real Return Administrative Class	79,658	(91,817)	(12,159)	5,907	(16,118)	(10,211)

PIMCO Total Return Administrative Class	184,047	(252,911)	(68,864)	36,707	(72,788)	(36,081)

Pioneer High Yield VCT Class II Shares	8,455	(9,527)	(1,072)	427	(388)	39

Pioneer Real Estate Shares VCT Class II Shares	-	-	-	-	-	-

TA Aegon Sustainable Equity Income Service Class	121,517	(143,074)	(21,557)	2,916	(41,543)	(38,627)

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-

TA International Focus Initial Class	1,222	(4,240)	(3,018)	2,933	(18,418)	(15,485)

TA Janus Balanced Service Class	8,655	(9,330)	(675)	664	(619)	45

TA Janus Mid-Cap Growth Service Class	42,023	(46,617)	(4,594)	1,075	(8,412)	(7,337)

TA JPMorgan Enhanced Index Initial Class	2,355	(2,362)	(7)	-	(10)	(10)

TA Morgan Stanley Capital Growth Initial Class	3,081	(3,685)	(604)	12	(126)	(114)

TA Morgan Stanley Global Allocation Service Class	-	(95)	(95)	-	(112)	(112)

29

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Multi-Managed Balanced Service Class	4,892	(29)	4,863	-	-	-

TA Small/Mid Cap Value Service Class	55,953	(65,562)	(9,609)	2,356	(19,493)	(17,137)

TA T. Rowe Price Small Cap Initial Class	10,067	(11,209)	(1,142)	758	(8,970)	(8,212)

TA TS&W International Equity Service Class	8,712	(9,280)	(568)	52	(379)	(327)

TA WMC US Growth Service Class	65,737	(64,442)	1,295	2,279	(14,600)	(12,321)

Wanger Acorn	20,323	(19,815)	508	684	(2,087)	(1,403)

Wanger International	90,167	(83,938)	6,229	3,068	(15,225)	(12,157)

30

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class A Shares	$20,050	$(221,850)	$(201,800)	$11,469	$(52,600)	$(41,131)

AB International Value Class A Shares	60,193	(63,363)	(3,170)	1,005	(1,834)	(829)

AB Large Cap Growth Class A Shares	94,124	(451,910)	(357,786)	90,155	(1,165,066)	(1,074,911)

AB Small/Mid Cap Value Class A Shares	200,962	(216,433)	(15,471)	5,915	(63,239)	(57,324)

AB Sustainable Global Thematic Growth Class A Shares	-	(8,166)	(8,166)	-	(19,211)	(19,211)

American Century VP Ultra® Class I Shares	2,764	(10,516)	(7,752)	468	(13,614)	(13,146)

American Funds - Asset Allocation Class 2 Shares	517,278	(605,059)	(87,781)	2,625	(37,868)	(35,243)

American Funds - Growth Class 2 Shares	1,966,386	(1,986,745)	(20,359)	4,670	(521,362)	(516,692)

American Funds - Growth-Income Class 2 Shares	595,137	(697,658)	(102,521)	1,005	(38,168)	(37,163)

American Funds - International Class 2 Shares	2,296,932	(2,407,664)	(110,732)	376,489	(469,435)	(92,946)

American Funds - The Bond Fund of America Class 2 Shares	413,405	(460,317)	(46,912)	67,653	(66,878)	775

BlackRock Advantage Large Cap Core V.I. Class I Shares	1,945,164	(4,493,134)	(2,547,970)	413,814	(1,583,661)	(1,169,847)

BlackRock Advantage Large Cap Value V.I. Class I Shares	862,243	(998,995)	(136,752)	164,517	(517,101)	(352,584)

BlackRock Advantage SMID Cap V.I. Class I Shares	361,715	(1,093,423)	(731,708)	63,470	(901,140)	(837,670)

BlackRock Basic Value V.I. Class I Shares	1,531,408	(3,034,124)	(1,502,716)	79,104	(1,645,342)	(1,566,238)

BlackRock Capital Appreciation V.I. Class I Shares	1,571,151	(1,837,101)	(265,950)	473,268	(1,350,451)	(877,183)

BlackRock Equity Dividend V.I. Class I Shares	-	(7,820)	(7,820)	6,660	(122,672)	(116,012)

BlackRock Global Allocation V.I. Class I Shares	2,218,385	(4,107,555)	(1,889,170)	756,725	(2,718,096)	(1,961,371)

BlackRock Government Money Market V.I. Class I Shares	1,855,108	(2,345,984)	(490,876)	1,662,894	(2,149,328)	(486,434)

BlackRock High Yield V.I. Class I Shares	1,124,633	(1,442,684)	(318,051)	91,496	(374,365)	(282,869)

BlackRock International V.I. Class I Shares	339,686	(574,509)	(234,823)	265,552	(877,376)	(611,824)

BlackRock Large Cap Focus Growth V.I. Class I Shares	337,533	(635,734)	(298,201)	168,229	(590,759)	(422,530)

BlackRock Managed Volatility V.I. Class I Shares	-	(34,762)	(34,762)	-	(84,474)	(84,474)

BlackRock S&P 500 Index V.I. Class I Shares	2,970,449	(3,593,310)	(622,861)	470,966	(2,096,438)	(1,625,472)

BlackRock Total Return V.I. Class I Shares	1,717,217	(2,328,423)	(611,206)	535,436	(922,561)	(387,125)

BlackRock U.S. Government Bond V.I. Class I Shares	448,259	(488,160)	(39,901)	639,218	(824,036)	(184,818)

Davis Value	832,112	(1,076,385)	(244,273)	157,465	(616,876)	(459,411)

Eaton Vance VT Floating-Rate Income	664,780	(800,704)	(135,924)	63,790	(15,682)	48,108

31

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Federated Hermes Kaufmann II Primary Shares	$217,614	$(305,282)	$(87,668)	$38,172	$(135,429)	$(97,257)

Federated Hermes Managed Volatility II Primary Shares	83,361	(88,270)	(4,909)	5	(11,347)	(11,342)

Franklin Templeton Foreign Class 2 Shares	152,569	(156,090)	(3,521)	-	(83,350)	(83,350)

Franklin Templeton Growth Class 2 Shares	115,608	(115,960)	(352)	4,970	(13,635)	(8,665)

Invesco V.I. American Franchise Series I Shares	29,483	(313,751)	(284,268)	-	(158,241)	(158,241)

Invesco V.I. American Value Series I Shares	-	-	-	-	-	-

Invesco V.I. Comstock Series I Shares	1,258,772	(1,620,051)	(361,279)	130,901	(1,251,484)	(1,120,583)

Invesco V.I. Core Equity Series I Shares	9,315	(144,827)	(135,512)	43,912	(354,925)	(311,013)

Invesco V.I. EQV International Equity Series I Shares	21,930	(43,727)	(21,797)	27,851	(58,470)	(30,619)

Invesco V.I. Main Street Series II Shares	37,275	(40,640)	(3,365)	1,259	(2,741)	(1,482)

Invesco V.I. Main Street Mid Cap Series I Shares	118,575	(122,893)	(4,318)	742	(32,889)	(32,147)

Janus Henderson - Enterprise Service Shares	38,875	(39,019)	(144)	-	(127)	(127)

Janus Henderson - Forty Service Shares	158,351	(162,182)	(3,831)	-	(10,776)	(10,776)

MFS® Growth Initial Class	272,314	(532,787)	(260,473)	80,070	(695,025)	(614,955)

PIMCO CommodityRealReturn® Strategy Administrative Class	326,467	(436,504)	(110,037)	15,385	(107,678)	(92,293)

PIMCO Low Duration Administrative Class	1,682,664	(2,014,716)	(332,052)	220,409	(308,061)	(87,652)

PIMCO Real Return Administrative Class	1,176,218	(1,358,508)	(182,290)	91,581	(252,275)	(160,694)

PIMCO Total Return Administrative Class	2,770,524	(3,942,900)	(1,172,376)	696,613	(1,413,220)	(716,607)

Pioneer High Yield VCT Class II Shares	148,541	(167,846)	(19,305)	8,291	(7,664)	627

Pioneer Real Estate Shares VCT Class II Shares	-	-	-	-	-	-

TA Aegon Sustainable Equity Income Service Class	1,611,435	(1,916,802)	(305,367)	43,129	(617,692)	(574,563)

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-

TA International Focus Initial Class	12,895	(47,123)	(34,228)	39,719	(252,626)	(212,907)

TA Janus Balanced Service Class	118,294	(128,296)	(10,002)	10,107	(9,844)	263

TA Janus Mid-Cap Growth Service Class	957,629	(1,064,895)	(107,266)	28,920	(224,807)	(195,887)

TA JPMorgan Enhanced Index Initial Class	36,475	(36,596)	(121)	-	(174)	(174)

TA Morgan Stanley Capital Growth Initial Class	29,798	(35,007)	(5,209)	313	(3,089)	(2,776)

TA Morgan Stanley Global Allocation Service Class	-	(1,165)	(1,165)	-	(1,563)	(1,563)

32

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Multi-Managed Balanced Service Class	$68,107	$(403)	$67,704	$-	$-	$-

TA Small/Mid Cap Value Service Class	1,484,246	(1,747,863)	(263,617)	65,582	(530,626)	(465,044)

TA T. Rowe Price Small Cap Initial Class	133,030	(147,805)	(14,775)	12,940	(155,793)	(142,853)

TA TS&W International Equity Service Class	88,342	(94,432)	(6,090)	622	(4,497)	(3,875)

TA WMC US Growth Service Class	1,833,906	(1,794,331)	39,575	78,332	(524,155)	(445,823)

Wanger Acorn	592,399	(570,714)	21,685	30,813	(94,239)	(63,426)

Wanger International	1,263,822	(1,159,321)	104,501	57,568	(299,870)	(242,302)

33

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class A Shares
12/31/2022	14,112	$34.34	to	$33.75	$477,856	1.20%	1.25%	to	1.65%	(5.38	) %	to	(5.76	) %
12/31/2021	20,038	36.29	to	35.81	719,235	0.82	1.25	to	1.65	26.57		to	26.06
12/31/2020	21,274	28.67	to	28.41	605,278	1.63	1.25	to	1.65	1.44		to	1.04
12/31/2019	22,313	28.26	to	28.12	627,857	1.23	1.25	to	1.65	22.01		to	21.96
12/31/2018	29,136	23.12	to	23.06	672,067	0.99	1.55	to	1.59	(7.07)		to	(7.11)
AB International Value Class A Shares
12/31/2022	8,810	6.95	to	6.53	59,847	3.28	1.25	to	1.65	(14.68)		to	(15.02)
12/31/2021	9,255	8.15	to	7.68	73,863	2.04	1.25	to	1.65	9.70		to	9.27
12/31/2020	9,356	7.43	to	7.03	68,174	1.95	1.25	to	1.65	1.19		to	0.79
12/31/2019	9,824	7.34	to	6.98	70,697	0.97	1.25	to	1.65	15.68		to	15.22
12/31/2018	9,835	6.35	to	6.05	61,271	1.53	1.25	to	1.65	(23.75)		to	(24.06)
AB Large Cap Growth Class A Shares
12/31/2022	106,026	65.11	to	23.00	6,511,742	-	1.35	to	1.59	(29.47)		to	(29.64)
12/31/2021	112,428	92.31	to	32.68	9,694,972	-	1.35	to	1.59	27.24		to	26.94
12/31/2020	125,741	72.55	to	25.75	8,569,893	-	1.35	to	1.59	33.67		to	33.35
12/31/2019	135,043	54.27	to	19.31	6,886,075	-	1.35	to	1.59	32.89		to	32.57
12/31/2018	152,834	40.84	to	14.56	5,661,557	-	1.35	to	1.59	1.20		to	0.95
AB Small/Mid Cap Value Class A Shares
12/31/2022	5,889	34.27	to	31.86	195,952	0.78	1.25	to	1.65	(16.68)		to	(17.01)
12/31/2021	6,332	41.13	to	38.39	253,122	0.77	1.25	to	1.65	34.26		to	33.72
12/31/2020	7,943	30.64	to	28.71	236,178	1.11	1.25	to	1.65	2.09		to	1.68
12/31/2019	7,289	30.01	to	28.24	212,803	0.68	1.25	to	1.65	18.60		to	18.13
12/31/2018	10,697	25.30	to	23.90	265,848	0.47	1.25	to	1.65	(16.09)		to	(16.43)
AB Sustainable Global Thematic Growth Class A Shares
12/31/2022	185,020	16.29	to	16.29	3,013,441	-	1.35	to	1.35	(27.96)		to	(27.96)
12/31/2021	185,447	22.61	to	22.61	4,192,808	-	1.35	to	1.35	21.22		to	21.22
12/31/2020	186,418	18.65	to	18.65	3,476,890	0.65	1.35	to	1.35	37.54		to	37.54
12/31/2019	189,768	13.56	to	13.56	2,573,304	0.43	1.35	to	1.35	28.41		to	28.41
12/31/2018	190,234	10.56	to	10.56	2,008,832	-	1.35	to	1.35	(11.01)		to	(11.01)
American Century VP Ultra® Class I Shares
12/31/2022	5,037	41.28	to	38.38	198,131	-	1.25	to	1.65	(33.21)		to	(33.48)
12/31/2021	5,187	61.81	to	57.70	305,957	-	1.25	to	1.65	21.63		to	21.15
12/31/2020	5,423	50.82	to	47.63	263,283	-	1.25	to	1.65	47.99		to	47.40
12/31/2019	6,561	34.34	to	32.31	215,451	-	1.25	to	1.65	32.91		to	32.38
12/31/2018	12,095	25.84	to	24.41	296,165	0.27	1.25	to	1.65	(0.50)		to	(0.90)
American Funds - Asset Allocation Class 2 Shares
12/31/2022	17,086	27.42	to	25.49	436,388	1.31	1.40	to	1.80	(14.61)		to	(14.95)
12/31/2021	20,371	32.11	to	29.97	614,580	1.51	1.40	to	1.80	13.50		to	13.05
12/31/2020	21,572	28.29	to	26.51	575,562	1.68	1.40	to	1.80	10.89		to	10.45
12/31/2019	22,314	25.51	to	24.00	539,029	1.93	1.40	to	1.80	19.55		to	19.07
12/31/2018	23,214	21.34	to	20.16	470,778	1.62	1.40	to	1.80	(5.94)		to	(6.32)
American Funds - Growth Class 2 Shares
12/31/2022	41,032	46.35	to	43.09	1,827,966	0.23	1.40	to	1.80	(30.91)		to	(31.19)
12/31/2021	41,439	67.08	to	62.62	2,679,210	0.21	1.40	to	1.80	20.29		to	19.81
12/31/2020	50,158	55.76	to	52.26	2,700,936	0.32	1.40	to	1.80	49.97		to	49.37
12/31/2019	52,159	37.18	to	34.99	1,875,694	0.75	1.40	to	1.80	28.96		to	28.44
12/31/2018	57,040	28.83	to	27.24	1,598,327	0.43	1.40	to	1.80	(1.64)		to	(2.04)

34

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth-Income Class 2 Shares
12/31/2022	15,842	$33.55	to	$31.19	$513,283	0.89%	1.40%	to	1.80%	(17.65	) %	to	(17.98	) %
12/31/2021	19,030	40.74	to	38.02	750,616	1.11	1.40	to	1.80	22.37		to	21.88
12/31/2020	20,035	33.29	to	31.20	647,213	1.38	1.40	to	1.80	11.97		to	11.52
12/31/2019	16,879	29.73	to	27.98	489,006	1.47	1.40	to	1.80	24.38		to	23.89
12/31/2018	23,599	23.90	to	22.58	553,971	1.00	1.40	to	1.80	(3.16)		to	(3.55)
American Funds - International Class 2 Shares
12/31/2022	100,530	20.03	to	18.62	1,933,537	1.26	1.40	to	1.80	(21.89)		to	(22.20)
12/31/2021	106,549	25.64	to	23.93	2,630,840	2.38	1.40	to	1.80	(2.87)		to	(3.25)
12/31/2020	109,748	26.40	to	24.74	2,792,103	0.66	1.40	to	1.80	12.39		to	11.94
12/31/2019	130,708	23.49	to	22.10	2,964,727	1.44	1.40	to	1.80	21.17		to	20.69
12/31/2018	145,854	19.38	to	18.31	2,739,177	1.69	1.40	to	1.80	(14.35)		to	(14.69)
American Funds - The Bond Fund of America Class 2 Shares
12/31/2022	28,499	12.34	to	11.48	337,065	2.05	1.40	to	1.80	(13.79)		to	(14.14)
12/31/2021	32,191	14.32	to	13.37	443,820	1.35	1.40	to	1.80	(1.69)		to	(2.09)
12/31/2020	32,117	14.57	to	13.65	451,448	2.11	1.40	to	1.80	8.21		to	7.78
12/31/2019	32,439	13.46	to	12.67	422,448	2.51	1.40	to	1.80	7.84		to	7.41
12/31/2018	33,823	12.48	to	11.79	409,327	2.46	1.40	to	1.80	(2.10)		to	(2.49)
BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2022	164,894	36.67	to	34.09	13,152,322	0.88	1.25	to	1.65	(20.98)		to	(21.30)
12/31/2021	190,959	46.40	to	43.32	19,662,062	1.48	1.25	to	1.65	26.85		to	26.34
12/31/2020	204,469	36.58	to	34.29	16,545,019	1.17	1.25	to	1.65	18.31		to	17.84
12/31/2019	213,208	30.92	to	29.10	14,597,207	1.40	1.25	to	1.65	27.32		to	26.82
12/31/2018	232,897	24.29	to	22.94	12,610,516	1.43	1.25	to	1.65	(6.41)		to	(6.78)
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2022	109,073	30.50	to	28.36	3,803,714	1.61	1.25	to	1.65	(9.30)		to	(9.66)
12/31/2021	112,341	33.63	to	31.39	4,318,662	1.61	1.25	to	1.65	24.95		to	24.45
12/31/2020	122,717	26.91	to	25.22	3,777,399	1.68	1.25	to	1.65	2.37		to	1.96
12/31/2019	136,926	26.29	to	24.74	4,131,474	2.06	1.25	to	1.65	23.34		to	22.85
12/31/2018	145,264	21.31	to	20.14	3,559,792	1.82	1.25	to	1.65	(9.35)		to	(9.72)
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2022	102,286	32.47	to	30.19	9,848,612	0.90	1.25	to	1.65	(17.51)		to	(17.84)
12/31/2021	109,023	39.37	to	36.74	12,790,625	0.86	1.25	to	1.65	12.23		to	11.78
12/31/2020	116,102	35.08	to	32.87	12,193,424	1.17	1.25	to	1.65	18.47		to	18.00
12/31/2019	123,622	29.61	to	27.86	10,998,485	1.72	1.25	to	1.65	27.38		to	26.87
12/31/2018	133,056	23.24	to	21.96	9,334,199	1.25	1.25	to	1.65	(7.56)		to	(7.93)
BlackRock Basic Value V.I. Class I Shares
12/31/2022	181,328	28.78	to	26.76	12,505,672	1.35	1.25	to	1.65	(6.10)		to	(6.47)
12/31/2021	209,247	30.65	to	28.61	14,892,776	1.24	1.25	to	1.65	20.16		to	19.68
12/31/2020	235,720	25.51	to	23.91	13,792,741	2.41	1.25	to	1.65	2.14		to	1.74
12/31/2019	246,145	24.97	to	23.50	14,252,655	2.38	1.25	to	1.65	22.37		to	21.88
12/31/2018	286,801	20.41	to	19.28	13,158,488	1.75	1.25	to	1.65	(9.00)		to	(9.36)
BlackRock Capital Appreciation V.I. Class I Shares
12/31/2022	200,092	35.87	to	33.35	5,582,647	-	1.25	to	1.65	(38.41)		to	(38.66)
12/31/2021	209,412	58.24	to	54.37	9,489,491	-	1.25	to	1.65	19.65		to	19.17
12/31/2020	230,706	48.68	to	45.62	8,763,064	-	1.25	to	1.65	40.15		to	39.59
12/31/2019	271,475	34.73	to	32.68	7,383,387	-	1.25	to	1.65	30.35		to	29.83
12/31/2018	309,347	26.65	to	25.17	6,421,175	-	1.25	to	1.65	1.11		to	0.71
BlackRock Equity Dividend V.I. Class I Shares
12/31/2022	12,477	78.69	to	78.69	981,867	1.68	1.35	to	1.35	(5.13)		to	(5.13)
12/31/2021	12,574	82.95	to	82.95	1,043,043	1.53	1.35	to	1.35	18.93		to	18.93
12/31/2020	14,012	69.75	to	69.75	977,292	2.22	1.35	to	1.35	2.52		to	2.52
12/31/2019	15,996	68.03	to	68.03	1,088,300	2.07	1.35	to	1.35	26.00		to	26.00
12/31/2018	16,786	54.00	to	54.00	906,359	1.91	1.35	to	1.35	(8.42)		to	(8.42)

35

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Global Allocation V.I. Class I Shares
12/31/2022	343,097	$24.60	to	$22.87	$15,145,637	-%	1.25%	to	1.65%	(16.90	) %	to	(17.23	) %
12/31/2021	382,676	29.60	to	27.63	20,433,926	0.90	1.25	to	1.65	5.35		to	4.93
12/31/2020	417,538	28.10	to	26.34	21,312,942	1.28	1.25	to	1.65	19.51		to	19.03
12/31/2019	464,363	23.51	to	22.13	19,937,093	1.24	1.25	to	1.65	16.52		to	16.06
12/31/2018	521,545	20.18	to	19.06	19,226,944	0.91	1.25	to	1.65	(8.49)		to	(8.86)
BlackRock Government Money Market V.I. Class I Shares
12/31/2022	453,505	9.82	to	9.13	5,784,634	1.35	1.25	to	1.65	0.15		to	(0.25)
12/31/2021	492,902	9.80	to	9.15	6,273,958	-	1.25	to	1.65	(1.24)		to	(1.63)
12/31/2020	529,499	9.92	to	9.30	6,850,179	0.30	1.25	to	1.65	(0.91)		to	(1.30)
12/31/2019	391,371	10.02	to	9.42	5,071,924	1.96	1.25	to	1.65	0.71		to	0.30
12/31/2018	443,140	9.95	to	9.40	5,702,095	1.62	1.25	to	1.65	0.34		to	(0.07)
BlackRock High Yield V.I. Class I Shares
12/31/2022	107,469	21.63	to	20.11	3,691,849	4.83	1.25	to	1.65	(11.45)		to	(11.81)
12/31/2021	118,903	24.43	to	22.81	4,527,498	4.52	1.25	to	1.65	4.02		to	3.60
12/31/2020	125,994	23.49	to	22.01	4,638,566	5.31	1.25	to	1.65	5.96		to	5.54
12/31/2019	135,752	22.17	to	20.86	4,778,294	5.40	1.25	to	1.65	13.86		to	13.40
12/31/2018	145,479	19.47	to	18.39	4,549,403	5.48	1.25	to	1.65	(3.87)		to	(4.26)
BlackRock International V.I. Class I Shares
12/31/2022	171,049	17.59	to	16.36	3,603,236	0.80	1.25	to	1.65	(25.55)		to	(25.85)
12/31/2021	181,167	23.63	to	22.06	5,152,175	0.64	1.25	to	1.65	7.33		to	6.90
12/31/2020	202,039	22.02	to	20.64	5,369,864	0.51	1.25	to	1.65	19.82		to	19.34
12/31/2019	224,455	18.38	to	17.29	4,988,517	1.19	1.25	to	1.65	30.48		to	29.96
12/31/2018	244,924	14.08	to	13.31	4,172,004	2.62	1.25	to	1.65	(22.80)		to	(23.11)
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2022	114,450	37.19	to	34.58	3,555,942	-	1.25	to	1.65	(38.88)		to	(39.12)
12/31/2021	122,627	60.85	to	56.80	6,237,977	-	1.25	to	1.65	16.62		to	16.16
12/31/2020	131,764	52.18	to	48.90	5,751,294	-	1.25	to	1.65	41.96		to	41.39
12/31/2019	144,363	36.76	to	34.59	4,441,398	-	1.25	to	1.65	31.05		to	30.53
12/31/2018	153,160	28.05	to	26.50	3,588,127	-	1.25	to	1.65	1.73		to	1.32
BlackRock Managed Volatility V.I. Class I Shares
12/31/2022	42,115	28.16	to	28.16	1,185,999	-	1.35	to	1.35	4.79		to	4.79
12/31/2021	43,430	26.87	to	26.87	1,167,151	0.68	1.35	to	1.35	(0.67)		to	(0.67)
12/31/2020	46,572	27.06	to	27.06	1,259,996	3.84	1.35	to	1.35	2.18		to	2.18
12/31/2019	48,665	26.48	to	26.48	1,288,498	3.37	1.35	to	1.35	0.66		to	0.66
12/31/2018	51,353	26.30	to	26.30	1,350,704	1.69	1.35	to	1.35	(0.34)		to	(0.34)
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2022	390,603	37.64	to	35.00	19,617,519	1.39	1.25	to	1.65	(19.24)		to	(19.57)
12/31/2021	401,912	46.61	to	43.51	25,037,938	1.31	1.25	to	1.65	26.94		to	26.43
12/31/2020	429,735	36.72	to	34.41	21,213,967	1.83	1.25	to	1.65	16.77		to	16.31
12/31/2019	437,833	31.45	to	29.59	18,569,614	2.17	1.25	to	1.65	29.71		to	29.19
12/31/2018	469,584	24.24	to	22.90	15,417,423	1.06	1.25	to	1.65	(5.80)		to	(6.18)
BlackRock Total Return V.I. Class I Shares
12/31/2022	305,560	13.12	to	12.20	5,854,295	2.16	1.25	to	1.65	(15.12)		to	(15.46)
12/31/2021	338,021	15.46	to	14.43	7,588,945	1.68	1.25	to	1.65	(2.66)		to	(3.05)
12/31/2020	354,597	15.88	to	14.88	8,201,459	2.19	1.25	to	1.65	7.54		to	7.11
12/31/2019	396,893	14.77	to	13.90	8,546,867	2.94	1.25	to	1.65	8.13		to	7.70
12/31/2018	424,480	13.66	to	12.90	8,568,845	2.78	1.25	to	1.65	(1.70)		to	(2.10)
BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2022	145,313	11.55	to	10.74	2,451,114	1.49	1.25	to	1.65	(14.20)		to	(14.55)
12/31/2021	147,803	13.47	to	12.57	2,890,734	1.12	1.25	to	1.65	(2.82)		to	(3.21)
12/31/2020	155,459	13.86	to	12.99	3,169,220	1.82	1.25	to	1.65	5.14		to	4.72
12/31/2019	173,665	13.18	to	12.40	3,386,571	2.33	1.25	to	1.65	5.04		to	4.62
12/31/2018	192,985	12.55	to	11.85	3,607,348	2.17	1.25	to	1.65	(0.96)		to	(1.35)

36

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Davis Value
12/31/2022	138,296	$25.58	to	$23.78	$3,410,072	1.17%	1.25%	to	1.65%	(21.12	) %	to	(21.44	) %
12/31/2021	147,447	32.43	to	30.27	4,617,478	0.58	1.25	to	1.65	16.39		to	15.92
12/31/2020	162,116	27.87	to	26.11	4,374,129	0.71	1.25	to	1.65	10.33		to	9.89
12/31/2019	179,069	25.26	to	23.76	4,387,837	1.57	1.25	to	1.65	29.54		to	29.02
12/31/2018	205,383	19.50	to	18.42	3,882,615	0.82	1.25	to	1.65	(14.68)		to	(15.03)
Eaton Vance VT Floating-Rate Income
12/31/2022	41,950	14.75	to	13.71	584,058	3.24	1.15	to	1.55	(3.85)		to	(4.23)
12/31/2021	51,667	15.34	to	14.32	750,325	2.90	1.15	to	1.55	2.44		to	2.03
12/31/2020	48,313	14.97	to	14.03	687,256	3.29	1.15	to	1.55	0.83		to	0.43
12/31/2019	44,715	14.85	to	13.97	632,989	4.30	1.15	to	1.55	5.86		to	5.43
12/31/2018	42,805	14.03	to	13.25	574,437	3.77	1.15	to	1.55	(1.22)		to	(1.62)
Federated Hermes Kaufmann II Primary Shares
12/31/2022	30,745	35.60	to	33.10	1,048,561	-	1.25	to	1.65	(30.96)		to	(31.23)
12/31/2021	33,142	51.57	to	48.14	1,639,600	-	1.25	to	1.65	1.24		to	0.83
12/31/2020	35,068	50.94	to	47.74	1,715,858	-	1.25	to	1.65	27.19		to	26.69
12/31/2019	39,219	40.05	to	37.68	1,510,321	-	1.25	to	1.65	32.16		to	31.63
12/31/2018	44,045	30.30	to	28.63	1,284,955	-	1.25	to	1.65	2.55		to	2.13
Federated Hermes Managed Volatility II Primary Shares
12/31/2022	12,236	10.84	to	10.65	131,657	1.51	1.25	to	1.65	(14.82)		to	(15.16)
12/31/2021	12,678	12.73	to	12.56	160,426	1.78	1.25	to	1.65	17.04		to	16.57
12/31/2020	13,600	10.87	to	10.77	147,287	2.60	1.25	to	1.65	(0.32)		to	(0.72)
12/31/2019	15,367	10.91	to	10.85	167,250	1.56	1.25	to	1.65	18.73		to	18.26
12/31/2018(1)	7,866	9.19	to	9.17	72,237	-	1.25	to	1.65	-		to	-
Franklin Templeton Foreign Class 2 Shares
12/31/2022	10,207	15.40	to	14.32	151,761	2.20	1.15	to	1.55	(8.66)		to	(9.02)
12/31/2021	10,443	16.87	to	15.74	170,343	1.62	1.15	to	1.55	2.97		to	2.56
12/31/2020	15,286	16.38	to	15.35	242,557	3.38	1.15	to	1.55	(2.29)		to	(2.68)
12/31/2019	15,596	16.76	to	15.77	253,802	1.72	1.15	to	1.55	11.24		to	10.80
12/31/2018	16,230	15.07	to	14.24	238,029	2.67	1.15	to	1.55	(16.41)		to	(16.75)
Franklin Templeton Growth Class 2 Shares
12/31/2022	7,165	16.65	to	15.48	113,765	0.11	1.15	to	1.55	(12.51)		to	(12.86)
12/31/2021	7,180	19.03	to	17.77	130,722	1.10	1.15	to	1.55	3.67		to	3.26
12/31/2020	7,683	18.36	to	17.21	135,083	2.99	1.15	to	1.55	4.59		to	4.17
12/31/2019	7,615	17.55	to	16.52	128,375	2.78	1.15	to	1.55	13.84		to	13.38
12/31/2018	7,472	15.42	to	14.57	111,008	2.04	1.15	to	1.55	(15.83)		to	(16.17)
Invesco V.I. American Franchise Series I Shares
12/31/2022	34,395	25.38	to	14.54	862,357	-	1.35	to	1.59	(32.04)		to	(32.20)
12/31/2021	43,906	37.34	to	21.45	1,621,286	-	1.35	to	1.59	10.43		to	10.16
12/31/2020	48,312	33.81	to	19.47	1,617,246	0.07	1.35	to	1.59	40.45		to	40.11
12/31/2019	51,104	24.07	to	13.90	1,218,318	-	1.35	to	1.59	34.92		to	34.60
12/31/2018	56,051	17.84	to	10.32	976,589	-	1.35	to	1.59	(4.92)		to	(5.15)
Invesco V.I. American Value Series I Shares
12/31/2022	-	10.11	to	10.04	-	-	1.25	to	1.65	(3.82)		to	(4.20)
12/31/2021(1)	-	10.51	to	10.48	-	-	1.25	to	1.65	-		to	-
Invesco V.I. Comstock Series I Shares
12/31/2022	116,156	33.12	to	30.79	3,833,950	1.42	1.25	to	1.65	(0.13)		to	(0.53)
12/31/2021	127,445	33.17	to	30.96	4,209,470	1.72	1.25	to	1.65	31.70		to	31.18
12/31/2020	165,258	25.18	to	23.60	4,138,477	2.49	1.25	to	1.65	(2.08)		to	(2.48)
12/31/2019	175,757	25.72	to	24.20	4,509,803	1.96	1.25	to	1.65	23.74		to	23.25
12/31/2018	193,549	20.78	to	19.63	4,016,445	1.65	1.25	to	1.65	(13.26)		to	(13.61)

37

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Core Equity Series I Shares
12/31/2022	105,162	$23.97	to	$23.02	$2,518,677	0.91%	1.35%	to	1.59%	(21.61	) %	to	(21.80	) %
12/31/2021	110,536	30.57	to	29.44	3,377,360	0.67	1.35	to	1.59	26.03		to	25.73
12/31/2020	121,534	24.26	to	23.41	2,946,714	1.35	1.35	to	1.59	12.32		to	12.05
12/31/2019	128,456	21.60	to	20.89	2,772,978	0.95	1.35	to	1.59	27.24		to	26.93
12/31/2018	136,410	16.98	to	16.46	2,314,475	0.87	1.35	to	1.59	(10.62)		to	(10.83)
Invesco V.I. EQV International Equity Series I Shares
12/31/2022	29,912	26.03	to	14.45	462,300	1.75	1.55	to	1.59	(19.56)		to	(19.59)
12/31/2021	30,909	32.36	to	17.97	599,264	1.28	1.55	to	1.59	4.26		to	4.22
12/31/2020	32,597	31.04	to	17.24	603,367	2.35	1.55	to	1.59	12.24		to	12.20
12/31/2019	36,151	27.65	to	15.37	607,641	1.54	1.55	to	1.59	26.60		to	26.54
12/31/2018	43,284	21.84	to	12.15	569,034	2.03	1.55	to	1.59	(16.29)		to	(16.33)
Invesco V.I. Main Street Series II Shares
12/31/2022	1,274	31.94	to	29.69	37,820	0.80	1.15	to	1.55	(21.22)		to	(21.53)
12/31/2021	1,372	40.54	to	37.84	51,929	0.51	1.15	to	1.55	25.78		to	25.28
12/31/2020	1,410	32.23	to	30.21	42,588	1.22	1.15	to	1.55	12.39		to	11.94
12/31/2019	1,355	28.68	to	26.98	36,569	1.11	1.15	to	1.55	30.23		to	29.71
12/31/2018	5,238	22.02	to	20.80	111,297	0.96	1.15	to	1.55	(9.15)		to	(9.52)
Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2022	4,596	26.89	to	25.00	116,080	0.25	1.25	to	1.65	(15.32)		to	(15.66)
12/31/2021	4,751	31.75	to	29.64	142,206	0.40	1.25	to	1.65	21.71		to	21.23
12/31/2020	5,858	26.09	to	24.45	145,040	0.74	1.25	to	1.65	7.89		to	7.46
12/31/2019	5,712	24.18	to	22.75	131,473	0.50	1.25	to	1.65	23.72		to	23.23
12/31/2018	5,976	19.54	to	18.46	111,546	0.38	1.25	to	1.65	(12.46)		to	(12.81)
Janus Henderson - Enterprise Service Shares
12/31/2022	1,053	39.30	to	36.89	40,141	0.19	1.15	to	1.55	(17.11)		to	(17.44)
12/31/2021	1,057	47.41	to	44.68	48,676	0.24	1.15	to	1.55	15.21		to	14.75
12/31/2020	1,059	41.15	to	38.94	42,437	0.04	1.15	to	1.55	17.82		to	17.35
12/31/2019	1,062	34.93	to	33.18	36,183	0.05	1.15	to	1.55	33.61		to	33.08
12/31/2018	1,065	26.14	to	24.93	27,200	0.11	1.15	to	1.55	(1.81)		to	(2.20)
Janus Henderson - Forty Service Shares
12/31/2022	4,407	37.39	to	35.10	157,199	0.04	1.15	to	1.55	(34.49)		to	(34.75)
12/31/2021	4,489	57.08	to	53.79	244,878	0.53	1.15	to	1.55	21.20		to	20.72
12/31/2020	4,700	47.09	to	44.56	212,308	0.63	1.15	to	1.55	37.45		to	36.90
12/31/2019	5,123	34.26	to	32.55	169,065	0.02	1.15	to	1.55	35.29		to	34.75
12/31/2018	5,448	25.33	to	24.16	133,380	1.12	1.15	to	1.55	0.55		to	0.15
MFS® Growth Initial Class
12/31/2022	114,404	59.01	to	19.86	4,722,990	-	1.35	to	1.59	(32.55)		to	(32.71)
12/31/2021	116,088	87.49	to	29.52	7,343,556	-	1.35	to	1.59	21.88		to	21.58
12/31/2020	128,477	71.78	to	24.28	6,591,990	-	1.35	to	1.59	30.09		to	29.78
12/31/2019	148,039	55.18	to	18.71	5,827,326	-	1.35	to	1.59	36.30		to	35.97
12/31/2018	170,441	40.49	to	13.76	4,831,101	0.09	1.35	to	1.59	1.28		to	1.04
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2022	28,462	9.10	to	8.46	247,627	16.37	1.25	to	1.65	7.27		to	6.84
12/31/2021	39,476	8.49	to	7.92	320,954	4.15	1.25	to	1.65	31.69		to	31.16
12/31/2020	52,276	6.44	to	6.04	323,071	6.41	1.25	to	1.65	0.09		to	(0.31)
12/31/2019	50,906	6.44	to	6.06	314,979	4.46	1.25	to	1.65	10.05		to	9.61
12/31/2018	50,068	5.85	to	5.53	282,283	2.11	1.25	to	1.65	(15.21)		to	(15.55)
PIMCO Low Duration Administrative Class
12/31/2022	120,683	11.57	to	10.86	1,348,480	1.16	1.25	to	1.65	(6.91)		to	(7.28)
12/31/2021	149,865	12.43	to	11.72	1,802,941	0.52	1.25	to	1.65	(2.16)		to	(2.55)
12/31/2020	157,140	12.70	to	12.02	1,933,402	1.22	1.25	to	1.65	1.71		to	1.31
12/31/2019	162,860	12.49	to	11.87	1,972,114	2.77	1.25	to	1.65	2.73		to	2.32
12/31/2018	155,724	12.16	to	11.60	1,839,208	1.90	1.25	to	1.65	(0.91)		to	(1.31)

38

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

PIMCO Real Return Administrative Class
12/31/2022	69,454	$14.71	to	$13.68	$980,706	5.13%	1.25%	to	1.65%	(13.00	) %	to	(13.34	) %
12/31/2021	81,613	16.91	to	15.78	1,327,171	4.96	1.25	to	1.65	4.27		to	3.86
12/31/2020	91,824	16.21	to	15.20	1,433,342	1.40	1.25	to	1.65	10.33		to	9.89
12/31/2019	103,822	14.70	to	13.83	1,470,994	1.68	1.25	to	1.65	7.09		to	6.66
12/31/2018	104,913	13.72	to	12.96	1,390,585	2.48	1.25	to	1.65	(3.43)		to	(3.82)
PIMCO Total Return Administrative Class
12/31/2022	456,924	15.02	to	13.97	7,334,072	2.34	1.25	to	1.65	(15.36)		to	(15.70)
12/31/2021	525,788	17.75	to	16.57	10,007,158	1.82	1.25	to	1.65	(2.49)		to	(2.88)
12/31/2020	561,869	18.20	to	17.06	11,009,997	2.13	1.25	to	1.65	7.30		to	6.87
12/31/2019	601,526	16.96	to	15.96	10,998,379	3.01	1.25	to	1.65	7.01		to	6.58
12/31/2018	639,382	15.85	to	14.98	10,982,319	2.53	1.25	to	1.65	(1.77)		to	(2.17)
Pioneer High Yield VCT Class II Shares
12/31/2022	7,719	18.01	to	16.74	134,415	3.46	1.20	to	1.60	(12.49)		to	(12.84)
12/31/2021	8,791	20.58	to	19.21	175,140	4.87	1.20	to	1.60	4.19		to	3.77
12/31/2020	8,752	19.75	to	18.51	167,767	5.16	1.20	to	1.60	0.76		to	0.36
12/31/2019	8,640	19.60	to	18.45	164,882	4.67	1.20	to	1.60	12.92		to	12.47
12/31/2018	8,795	17.36	to	16.40	148,880	4.48	1.20	to	1.60	(5.10)		to	(5.48)
Pioneer Real Estate Shares VCT Class II Shares
12/31/2022	-	18.35	to	17.29	-	-	1.25	to	1.65	(31.88)		to	(32.15)
12/31/2021	-	26.93	to	25.49	-	-	1.25	to	1.65	39.01		to	38.45
12/31/2020	-	19.38	to	18.41	-	1.45	1.25	to	1.65	(8.77)		to	(9.13)
12/31/2019	179	21.24	to	20.26	3,722	1.92	1.25	to	1.65	26.32		to	25.82
12/31/2018	213	16.81	to	16.10	3,503	2.21	1.25	to	1.65	(8.69)		to	(9.06)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	127,773	14.39	to	13.89	1,799,940	1.39	1.25	to	1.65	(12.94)		to	(13.28)
12/31/2021	149,330	16.53	to	16.02	2,422,391	1.84	1.25	to	1.65	20.60		to	20.12
12/31/2020	187,957	13.71	to	13.34	2,532,587	2.92	1.25	to	1.65	(8.74)		to	(9.10)
12/31/2019	171,259	15.02	to	14.67	2,534,057	2.21	1.25	to	1.65	22.04		to	21.55
12/31/2018	187,393	12.31	to	12.07	2,277,685	1.92	1.25	to	1.65	(12.79)		to	(13.14)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	-	11.97	to	11.28	-	-	1.25	to	1.65	(15.50)		to	(15.84)
12/31/2021	-	14.16	to	13.40	-	-	1.25	to	1.65	4.46		to	4.04
12/31/2020	-	13.56	to	12.88	-	-	1.25	to	1.65	8.09		to	7.66
12/31/2019	-	12.54	to	11.96	-	-	1.25	to	1.65	13.67		to	13.22
12/31/2018	-	11.03	to	10.57	-	-	1.25	to	1.65	(5.62)		to	(6.00)
TA International Focus Initial Class
12/31/2022	94,237	11.12	to	11.12	1,047,982	2.98	1.35	to	1.35	(21.11)		to	(21.11)
12/31/2021	97,255	14.10	to	14.10	1,371,043	1.22	1.35	to	1.35	9.33		to	9.33
12/31/2020	112,740	12.89	to	12.89	1,453,681	2.27	1.35	to	1.35	19.28		to	19.28
12/31/2019	134,578	10.81	to	10.81	1,454,824	1.61	1.35	to	1.35	25.97		to	25.97
12/31/2018	152,618	8.58	to	8.58	1,309,716	1.15	1.35	to	1.35	(18.82)		to	(18.82)
TA Janus Balanced Service Class
12/31/2022	8,355	13.95	to	13.63	115,220	0.59	1.25	to	1.65	(17.80)		to	(18.13)
12/31/2021	9,030	16.97	to	16.65	151,806	1.11	1.25	to	1.65	14.01		to	13.55
12/31/2020	8,985	14.89	to	14.66	132,756	1.50	1.25	to	1.65	12.89		to	12.44
12/31/2019	9,537	13.19	to	13.04	125,060	1.37	1.25	to	1.65	20.26		to	19.78
12/31/2018	9,895	10.96	to	10.89	108,109	3.42	1.25	to	1.65	(1.31)		to	(1.71)
TA Janus Mid-Cap Growth Service Class
12/31/2022	36,368	24.28	to	23.24	860,412	-	1.25	to	1.65	(17.96)		to	(18.29)
12/31/2021	40,962	29.60	to	28.44	1,183,926	0.10	1.25	to	1.65	15.54		to	15.08
12/31/2020	48,299	25.62	to	24.72	1,210,595	0.04	1.25	to	1.65	17.45		to	16.99
12/31/2019	54,556	21.81	to	21.13	1,166,763	-	1.25	to	1.65	34.64		to	34.10
12/31/2018	64,836	16.20	to	15.76	1,032,389	-	1.25	to	1.65	(2.69)		to	(3.08)

39

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Initial Class
12/31/2022	2,352	$16.11	to	$15.77	$37,227	0.48%	1.15%	to	1.55%	(19.28	) %	to	(19.61	) %
12/31/2021	2,359	19.96	to	19.61	46,411	0.78	1.15	to	1.55	28.63		to	28.12
12/31/2020	2,369	15.52	to	15.31	36,352	1.46	1.15	to	1.55	18.79		to	18.32
12/31/2019	2,385	13.06	to	12.94	30,918	1.19	1.15	to	1.55	29.54		to	29.02
12/31/2018	2,404	10.08	to	10.03	24,133	1.12	1.15	to	1.55	(7.09)		to	(7.47)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	1,910	8.86	to	8.74	16,805	-	1.15	to	1.55	(60.30)		to	(60.46)
12/31/2021	2,514	22.31	to	22.12	55,849	-	1.15	to	1.55	(1.67)		to	(2.06)
12/31/2020	2,628	22.69	to	22.58	59,482	-	1.15	to	1.55	115.38		to	114.52
12/31/2019(1)	3,279	10.53	to	10.53	34,526	-	1.15	to	1.55	-		to	-
TA Morgan Stanley Global Allocation Service Class
12/31/2022	2,671	11.45	to	11.43	30,529	0.08	1.55	to	1.59	(19.03)		to	(19.06)
12/31/2021	2,766	14.15	to	14.12	39,050	0.48	1.55	to	1.59	6.51		to	6.47
12/31/2020	2,878	13.28	to	13.26	38,165	1.28	1.55	to	1.59	16.52		to	16.47
12/31/2019	-	11.40	to	11.39	-	-	1.55	to	1.59	16.03		to	15.99
12/31/2018	-	9.82	to	9.82	-	-	1.55	to	1.59	(9.05)		to	(9.09)
TA Multi-Managed Balanced Service Class
12/31/2022	4,863	13.45	to	13.14	64,638	1.20	1.25	to	1.65	(17.52)		to	(17.85)
12/31/2021	-	16.30	to	15.99	-	-	1.25	to	1.65	15.34		to	14.88
12/31/2020	-	14.13	to	13.92	-	-	1.25	to	1.65	14.17		to	13.71
12/31/2019	-	12.38	to	12.24	-	-	1.25	to	1.65	19.99		to	19.51
12/31/2018	-	10.32	to	10.25	-	-	1.25	to	1.65	(5.10)		to	(5.48)
TA Small/Mid Cap Value Service Class
12/31/2022	49,758	27.83	to	26.23	1,333,108	0.23	1.25	to	1.65	(9.66)		to	(10.02)
12/31/2021	59,367	30.81	to	29.15	1,765,992	0.47	1.25	to	1.65	26.23		to	25.73
12/31/2020	76,504	24.41	to	23.19	1,805,989	1.04	1.25	to	1.65	2.45		to	2.04
12/31/2019	76,596	23.82	to	22.72	1,768,664	0.74	1.25	to	1.65	23.39		to	22.90
12/31/2018	83,562	19.31	to	18.49	1,567,927	0.66	1.25	to	1.65	(12.74)		to	(13.09)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	41,056	13.81	to	13.49	554,399	-	1.15	to	1.59	(23.27)		to	(23.61)
12/31/2021	42,198	18.00	to	17.65	745,895	-	1.15	to	1.59	10.10		to	9.62
12/31/2020	50,410	16.35	to	16.10	812,799	-	1.15	to	1.59	22.15		to	21.61
12/31/2019	58,827	13.38	to	13.24	779,763	-	1.15	to	1.59	31.25		to	30.68
12/31/2018	77,864	10.20	to	10.13	789,415	-	1.15	to	1.59	(8.15)		to	(8.56)
TA TS&W International Equity Service Class
12/31/2022	8,388	10.50	to	10.28	87,121	2.25	1.15	to	1.55	(15.61)		to	(15.95)
12/31/2021	8,956	12.44	to	12.23	110,469	1.65	1.15	to	1.55	11.91		to	11.46
12/31/2020	9,283	11.12	to	10.97	102,513	2.87	1.15	to	1.55	4.99		to	4.57
12/31/2019	9,923	10.59	to	10.49	104,572	1.18	1.15	to	1.55	19.36		to	18.88
12/31/2018	10,245	8.87	to	8.82	90,638	2.05	1.15	to	1.55	(16.67)		to	(17.00)
TA WMC US Growth Service Class
12/31/2022	55,711	27.76	to	26.17	1,493,662	-	1.15	to	1.55	(32.30)		to	(32.57)
12/31/2021	54,416	41.01	to	38.81	2,158,612	-	1.15	to	1.55	19.00		to	18.52
12/31/2020	66,737	34.46	to	32.74	2,227,862	-	1.15	to	1.55	35.37		to	34.83
12/31/2019	87,068	25.46	to	24.28	2,151,040	-	1.15	to	1.55	38.08		to	37.53
12/31/2018	108,764	18.44	to	17.66	1,950,057	0.27	1.15	to	1.55	(1.18)		to	(1.58)
Wanger Acorn
12/31/2022	17,160	31.13	to	28.94	511,071	-	1.25	to	1.65	(34.29)		to	(34.55)
12/31/2021	16,652	47.37	to	44.21	756,576	0.75	1.25	to	1.65	7.55		to	7.12
12/31/2020	18,055	44.04	to	41.28	763,842	-	1.25	to	1.65	22.69		to	22.20
12/31/2019	20,248	35.90	to	33.78	699,689	0.26	1.25	to	1.65	29.47		to	28.96
12/31/2018	22,695	27.73	to	26.19	607,466	0.09	1.25	to	1.65	(2.69)		to	(3.08)

40

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5.   Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger International
12/31/2022	72,786	$14.58	to	$13.69	$1,020,239	0.66%	1.25%	to	1.65%	(34.67	) %	to	(34.93	) %
12/31/2021	66,557	22.32	to	21.04	1,431,674	0.56	1.25	to	1.65	17.33		to	16.87
12/31/2020	78,714	19.02	to	18.00	1,445,359	2.22	1.25	to	1.65	12.94		to	12.49
12/31/2019	85,888	16.84	to	16.00	1,399,345	0.84	1.25	to	1.65	28.38		to	27.86
12/31/2018	95,984	13.12	to	12.51	1,221,320	1.99	1.25	to	1.65	(18.73)		to	(19.06)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

41

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

6.  Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.10%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA Morgan Stanley Capital Growth Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7.   Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

42

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

8.  Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9.  Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

43